UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq.	Leonard Mackey, Esq.
State Street Bank and Trust Company	Clifford Chance US LLP
One Lincoln Street – CPH0326	31 West 52nd Street
Boston, MA 02111	New York, New York 10019
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: March 31, 2014

Item 1: Report to Shareholders

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

Nine Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

†	S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS

Performance and Portfolio Summary
The Consumer Discretionary Select Sector SPDR Fund (XLY)	3
The Consumer Staples Select Sector SPDR Fund (XLP)	6
The Energy Select Sector SPDR Fund (XLE)	9
The Financial Select Sector SPDR Fund (XLF)	12
The Health Care Select Sector SPDR Fund (XLV)	15
The Industrial Select Sector SPDR Fund (XLI)	18
The Materials Select Sector SPDR Fund (XLB)	21
The Technology Select Sector SPDR Fund (XLK)	24
The Utilities Select Sector SPDR Fund (XLU)	27
Schedules of Investments
The Consumer Discretionary Select Sector SPDR Fund (XLY)	30
The Consumer Staples Select Sector SPDR Fund (XLP)	32
The Energy Select Sector SPDR Fund (XLE)	33
The Financial Select Sector SPDR Fund (XLF)	34
The Health Care Select Sector SPDR Fund (XLV)	36
The Industrial Select Sector SPDR Fund (XLI)	37
The Materials Select Sector SPDR Fund (XLB)	39
The Technology Select Sector SPDR Fund (XLK)	40
The Utilities Select Sector SPDR Fund (XLU)	42
Financial Statements	44
Financial Highlights	52
Notes to Financial Statements	61
Other Information	70

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER DISCRETIONARY	NET ASSET	MARKET	CONSUMER DISCRETIONARY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	7.60%	7.56%	7.71%	N/A	N/A	N/A

ONE YEAR	23.73%	23.82%	24.00%	23.73%	23.82%	24.00%

THREE YEARS	73.48%	73.47%	74.83%	20.16%	20.15%	20.45%

FIVE YEARS	255.30%	256.39%	259.68%	28.86%	28.94%	29.16%

TEN YEARS	132.67%	132.73%	137.18%	8.81%	8.81%	9.02%

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Discretionary	Consumer Discretionary
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/04	10000.00	10000.00
06/30/04	9966.00	9973.00
09/30/04	9844.00	9856.00
12/31/04	11162.00	11191.00
03/31/05	10523.00	10553.00
06/30/05	10402.00	10437.00
09/30/05	10317.00	10355.00
12/31/05	10433.00	10477.00
03/31/06	10745.00	10787.00
06/30/06	10688.00	10736.00
09/30/06	11214.00	11272.00
12/31/06	12357.00	12430.00
03/31/07	12257.00	12338.00
06/30/07	12698.00	12789.00
09/30/07	11896.00	11986.00
12/31/07	10706.00	10788.00
03/31/08	10075.00	10153.00
06/30/08	9292.00	9361.00
09/30/08	9232.00	9300.00
12/31/08	7126.00	7175.00
03/31/09	6549.00	6594.00
06/30/09	7739.00	7790.00
09/30/09	9228.00	9294.00
12/31/09	10060.00	10140.00
03/31/10	11104.00	11202.00
06/30/10	9896.00	9982.00
09/30/10	11386.00	11497.00
12/31/10	12816.00	12956.00
03/31/11	13413.00	13566.00
06/30/11	13868.00	14037.00
09/30/11	12070.00	12215.00
12/31/11	13578.00	13763.00
03/31/12	15730.00	15959.00
06/30/12	15315.00	15544.00
09/30/12	16444.00	16706.00
12/31/12	16778.00	17057.00
03/31/13	18805.00	19125.00
06/30/13	20074.00	20427.00
09/30/13	21625.00	22019.00
12/31/13	23947.00	24400.00
03/31/14	23267.00	23718.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Consumer Discretionary Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	THE WALT			THE HOME
DESCRIPTION	DISNEY CO.	COMCAST CORP. (CLASS A)	AMAZON.COM, INC.	DEPOT, INC.	MCDONALD’S CORP.

MARKET VALUE	$366,120,876	365,859,035	351,253,519	312,693,036	272,323,223

% OF NET ASSETS	6.5	6.5	6.2	5.5	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Staples Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			CONSUMER			CONSUMER
	NET ASSET	MARKET	STAPLES	NET ASSET	MARKET	STAPLES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	9.48%	9.50%	9.62%	N/A	N/A	N/A

ONE YEAR	10.98%	11.05%	11.23%	10.98%	11.05%	11.23%

THREE YEARS	56.33%	56.37%	57.46%	16.06%	16.07%	16.32%

FIVE YEARS	134.91%	135.63%	137.81%	18.63%	18.70%	18.91%

TEN YEARS	140.46%	140.53%	146.75%	9.17%	9.17%	9.45%

The Consumer Staples Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Staples	Consumer Staples
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/04	10000.00	10000.00
06/30/04	10129.00	10137.00
09/30/04	9556.00	9565.00
12/31/04	10230.00	10251.00
03/31/05	10250.00	10277.00
06/30/05	10170.00	10203.00
09/30/05	10457.00	10499.00
12/31/05	10521.00	10570.00
03/31/06	10713.00	10770.00
06/30/06	11021.00	11088.00
09/30/06	11620.00	11700.00
12/31/06	12044.00	12169.00
03/31/07	12314.00	12453.00
06/30/07	12616.00	12764.00
09/30/07	13095.00	13259.00
12/31/07	13547.00	13723.00
03/31/08	13215.00	13395.00
06/30/08	12612.00	12788.00
09/30/08	13132.00	13321.00
12/31/08	11518.00	11671.00
03/31/09	10236.00	10376.00
06/30/09	11267.00	11432.00
09/30/09	12559.00	12753.00
12/31/09	13155.00	13367.00
03/31/10	13968.00	14202.00
06/30/10	12831.00	13045.00
09/30/10	14129.00	14377.00
12/31/10	14979.00	15251.00
03/31/11	15380.00	15670.00
06/30/11	16163.00	16477.00
09/30/11	15453.00	15756.00
12/31/11	17076.00	17429.00
03/31/12	18017.00	18398.00
06/30/12	18505.00	18907.00
09/30/12	19207.00	19639.00
12/31/12	18908.00	19340.00
03/31/13	21667.00	22184.00
06/30/13	21746.00	22277.00
09/30/13	21965.00	22511.00
12/31/13	23875.00	24488.00
03/31/14	24046.00	24675.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Consumer Staples Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	THE PROCTER &		PHILIP MORRIS	WAL-MART
DESCRIPTION	GAMBLE CO.	THE COCA-COLA CO.	INTERNATIONAL, INC.	STORES, INC.	CVS CAREMARK CORP.

MARKET VALUE	$731,897,569	490,581,792	434,779,395	414,092,619	304,918,030

% OF NET ASSETS	13.4	9.0	7.9	7.6	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Energy Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	ENERGY	NET ASSET	MARKET	ENERGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	8.43%	8.41%	8.57%	N/A	N/A	N/A

ONE YEAR	14.37%	14.45%	14.61%	14.37%	14.45%	14.61%

THREE YEARS	17.81%	17.81%	18.42%	5.62%	5.61%	5.79%

FIVE YEARS	128.65%	129.40%	131.00%	17.99%	18.06%	18.22%

TEN YEARS	254.43%	254.50%	262.51%	13.49%	13.49%	13.74%

The Energy Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Discretionary	Consumer Discretionary
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/04	10000.0	10000.0
06/30/04	10779.0	10793.0
09/30/04	12022.0	12054.0
12/31/04	12509.0	12551.0
03/31/05	14820.0	14886.0
06/30/05	15434.0	15489.0
09/30/05	18664.0	18758.0
12/31/05	17541.0	17636.0
03/31/06	19023.0	19150.0
06/30/06	19888.0	20030.0
09/30/06	18831.0	18971.0
12/31/06	20751.0	20918.0
03/31/07	21347.0	21535.0
06/30/07	24562.0	24798.0
09/30/07	26715.0	26997.0
12/31/07	28292.0	28605.0
03/31/08	26521.0	26834.0
06/30/08	31747.0	32151.0
09/30/08	23011.0	23302.0
12/31/08	17317.0	17534.0
03/31/09	15500.0	15693.0
06/30/09	17575.0	17806.0
09/30/09	19835.0	20109.0
12/31/09	21054.0	21366.0
03/31/10	21336.0	21667.0
06/30/10	18526.0	18806.0
09/30/10	20985.0	21318.0
12/31/10	25627.0	26061.0
03/31/11	30083.0	30611.0
06/30/11	28527.0	29041.0
09/30/11	22258.0	22647.0
12/31/11	26390.0	26871.0
03/31/12	27503.0	28018.0
06/30/12	25579.0	26064.0
09/30/12	28419.0	28972.0
12/31/12	27764.0	28322.0
03/31/13	30989.0	31627.0
06/30/13	30761.0	31405.0
09/30/13	32687.0	33390.0
12/31/13	35027.0	35805.0
03/31/14	35443.0	36251.0

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Energy Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

				OCCIDENTAL
DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	PETROLEUM CORP.	EOG RESOURCES, INC.

MARKET VALUE	$1,448,682,996	1,179,178,387	676,518,960	336,189,123	332,310,214

% OF NET ASSETS	16.1	13.1	7.5	3.7	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Financial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	FINANCIAL	NET ASSET	MARKET	FINANCIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	13.09%	13.09%	13.21%	N/A	N/A	N/A

ONE YEAR	24.68%	24.71%	24.91%	24.68%	24.71%	24.91%

THREE YEARS	43.52%	43.49%	44.34%	12.80%	12.79%	13.00%

FIVE YEARS	172.61%	173.00%	174.72%	22.21%	22.25%	22.39%

TEN YEARS	−5.75%	−5.67%	−4.41%	−0.59%	−0.58%	−0.45%

The Financial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Financial Select
	Sector SPDR	Financial Select
	Fund(a)	Sector Index(b)
03/31/04	10000.00	10000.00
06/30/04	9759.00	9762.00
09/30/04	9791.00	9797.00
12/31/04	10556.00	10573.00
03/31/05	9880.00	9901.00
06/30/05	10300.00	10329.00
09/30/05	10369.00	10404.00
12/31/05	11212.00	11261.00
03/31/06	11568.00	11627.00
06/30/06	11547.00	11612.00
09/30/06	12456.00	12540.00
12/31/06	13323.00	13426.00
03/31/07	12936.00	13044.00
06/30/07	13203.00	13320.00
09/30/07	12632.00	12753.00
12/31/07	10822.00	10925.00
03/31/08	9313.00	9400.00
06/30/08	7615.00	7677.00
09/30/08	7675.00	7743.00
12/31/08	4847.00	4886.00
03/31/09	3458.00	3479.00
06/30/09	4697.00	4721.00
09/30/09	5894.00	5925.00
12/31/09	5696.00	5729.00
03/31/10	6328.00	6369.00
06/30/10	5485.00	5519.00
09/30/10	5720.00	5758.00
12/31/10	6378.00	6427.00
03/31/11	6569.00	6622.00
06/30/11	6178.00	6230.00
09/30/11	4772.00	4810.00
12/31/11	5284.00	5332.00
03/31/12	6444.00	6508.00
06/30/12	6002.00	6063.00
09/30/12	6416.00	6485.00
12/31/12	6790.00	6868.00
03/31/13	7561.00	7653.00
06/30/13	8105.00	8208.00
09/30/13	8336.00	8443.00
12/31/13	9192.00	9316.00
03/31/14	9425.00	9559.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Financial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		JPMORGAN	BERKSHIRE HATHAWAY,	BANK OF AMERICA
DESCRIPTION	WELLS FARGO & CO.	CHASE & CO.	INC. (CLASS B)	CORP.	CITIGROUP, INC.

MARKET VALUE	$1,614,875,801	1,558,647,595	1,525,342,580	1,232,599,988	979,985,849

% OF NET ASSETS	8.7	8.4	8.2	6.6	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Health Care Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	HEALTH CARE	NET ASSET	MARKET	HEALTH CARE
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	16.44%	16.47%	16.58%	N/A	N/A	N/A

ONE YEAR	29.15%	29.26%	29.43%	29.15%	29.26%	29.43%

THREE YEARS	86.92%	86.94%	88.24%	23.18%	23.19%	23.45%

FIVE YEARS	164.43%	165.03%	167.25%	21.47%	21.52%	21.71%

TEN YEARS	132.55%	132.25%	137.43%	8.81%	8.79%	9.03%

The Health Care Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Health Care	Health Care
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/04	10000.00	10000.00
06/30/04	10261.00	10268.00
09/30/04	9698.00	9709.00
12/31/04	10195.00	10216.00
03/31/05	10128.00	10154.00
06/30/05	10540.00	10576.00
09/30/05	10698.00	10741.00
12/31/05	10852.00	10904.00
03/31/06	10976.00	11035.00
06/30/06	10415.00	10475.00
09/30/06	11465.00	11542.00
12/31/06	11622.00	11706.00
03/31/07	11727.00	11817.00
06/30/07	12316.00	12419.00
09/30/07	12439.00	12550.00
12/31/07	12427.00	12544.00
03/31/08	10978.00	11083.00
06/30/08	10838.00	10948.00
09/30/08	10878.00	10992.00
12/31/08	9550.00	9651.00
03/31/09	8793.00	8884.00
06/30/09	9579.00	9685.00
09/30/09	10489.00	10612.00
12/31/09	11442.00	11577.00
03/31/10	11836.00	11982.00
06/30/10	10440.00	10568.00
09/30/10	11350.00	11500.00
12/31/10	11776.00	11937.00
03/31/11	12439.00	12613.00
06/30/11	13409.00	13607.00
09/30/11	12053.00	12229.00
12/31/11	13239.00	13444.00
03/31/12	14432.00	14667.00
06/30/12	14665.00	14912.00
09/30/12	15552.00	15825.00
12/31/12	15559.00	15841.00
03/31/13	18002.00	18344.00
06/30/13	18697.00	19059.00
09/30/13	19968.00	20367.00
12/31/13	21976.00	22430.00
03/31/14	23255.00	23743.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Health Care Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	MERCK & CO., INC.	GILEAD SCIENCES, INC.	AMGEN, INC.

MARKET VALUE	$1,176,295,311	867,471,296	706,725,813	461,411,196	394,179,222

% OF NET ASSETS	12.4	9.1	7.4	4.9	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Industrial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	INDUSTRIAL	NET ASSET	MARKET	INDUSTRIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	13.80%	13.78%	13.95%	N/A	N/A	N/A

ONE YEAR	27.70%	27.75%	28.02%	27.70%	27.75%	28.02%

THREE YEARS	47.98%	47.99%	48.83%	13.96%	13.96%	14.16%

FIVE YEARS	213.84%	214.61%	217.56%	25.70%	25.76%	25.98%

TEN YEARS	140.93%	140.36%	145.77%	9.19%	9.17%	9.40%

The Industrial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Industrial Select
	Sector SPDR	Industrial Select
	Fund(a)	Sector Index(b)
03/31/04	10000.00	10000.00
06/30/04	10840.00	10849.00
09/30/04	10772.00	10788.00
12/31/04	11863.00	11892.00
03/31/05	11650.00	11682.00
06/30/05	11290.00	11327.00
09/30/05	11619.00	11665.00
12/31/05	12193.00	12250.00
03/31/06	13156.00	13227.00
06/30/06	13202.00	13282.00
09/30/06	13073.00	13160.00
12/31/06	13850.00	13952.00
03/31/07	14091.00	14203.00
06/30/07	15494.00	15629.00
09/30/07	16325.00	16478.00
12/31/07	15679.00	15833.00
03/31/08	14945.00	15098.00
06/30/08	13769.00	13904.00
09/30/08	12480.00	12599.00
12/31/08	9583.00	9675.00
03/31/09	7677.00	7739.00
06/30/09	9155.00	9241.00
09/30/09	11076.00	11189.00
12/31/09	11752.00	11880.00
03/31/10	13240.00	13397.00
06/30/10	11692.00	11827.00
09/30/10	13395.00	13562.00
12/31/10	15001.00	15204.00
03/31/11	16281.00	16513.00
06/30/11	16179.00	16419.00
09/30/11	12769.00	12953.00
12/31/11	14848.00	15076.00
03/31/12	16525.00	16790.00
06/30/12	15816.00	16074.00
09/30/12	16323.00	16597.00
12/31/12	17054.00	17342.00
03/31/13	18866.00	19198.00
06/30/13	19371.00	19724.00
09/30/13	21171.00	21568.00
12/31/13	23950.00	24420.00
03/31/14	24093.00	24577.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Industrial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	GENERAL ELECTRIC	UNITED TECHNOLOGIES	UNION PACIFIC
DESCRIPTION	CO.	CORP.	CORP.	THE BOEING CO.	3M CO.

MARKET VALUE	$918,183,154	487,935,524	443,706,119	427,940,476	418,081,872

% OF NET ASSETS	10.3	5.5	5.0	4.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Materials Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	13.69%	13.69%	13.84%	N/A	N/A	N/A

ONE YEAR	23.29%	23.35%	23.65%	23.29%	23.35%	23.65%

THREE YEARS	26.47%	26.50%	27.35%	8.14%	8.15%	8.38%

FIVE YEARS	140.69%	140.97%	143.74%	19.20%	19.23%	19.49%

TEN YEARS	129.06%	129.29%	133.91%	8.64%	8.65%	8.86%

The Materials Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Materials Select
	Sector SPDR	Materials Select
	Fund(a)	Sector Index(b)
03/31/04	10000.00	10000.00
06/30/04	10270.00	10279.00
09/30/04	10613.00	10632.00
12/31/04	11526.00	11558.00
03/31/05	11734.00	11775.00
06/30/05	10618.00	10662.00
09/30/05	10802.00	10863.00
12/31/05	11997.00	12083.00
03/31/06	12891.00	12995.00
06/30/06	12843.00	12949.00
09/30/06	12761.00	12874.00
12/31/06	14194.00	14332.00
03/31/07	15483.00	15618.00
06/30/07	16568.00	16723.00
09/30/07	17350.00	17524.00
12/31/07	17314.00	17497.00
03/31/08	16786.00	16974.00
06/30/08	17433.00	17630.00
09/30/08	13954.00	14088.00
12/31/08	9698.00	9778.00
03/31/09	9517.00	9597.00
06/30/09	11122.00	11228.00
09/30/09	13416.00	13554.00
12/31/09	14398.00	14558.00
03/31/10	14806.00	14980.00
06/30/10	12425.00	12566.00
09/30/10	14676.00	14857.00
12/31/10	17335.00	17570.00
03/31/11	18112.00	18368.00
06/30/11	17910.00	18190.00
09/30/11	13436.00	13633.00
12/31/11	15434.00	15676.00
03/31/12	17102.00	17383.00
06/30/12	16402.00	16671.00
09/30/12	17205.00	17499.00
12/31/12	17709.00	18026.00
03/31/13	18578.00	18918.00
06/30/13	18281.00	18632.00
09/30/13	20147.00	20548.00
12/31/13	22282.00	22742.00
03/31/14	22906.00	23391.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Materials Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	E.I. DU PONT DE		THE DOW		LYONDELLBASELL INDUSTRIES NV
DESCRIPTION	NEMOURS & CO.	MONSANTO CO.	CHEMICAL CO.	PRAXAIR, INC.	(CLASS A)

MARKET VALUE	$533,374,545	512,015,059	506,567,465	330,127,828	329,243,428

% OF NET ASSETS	10.6	10.1	10.0	6.5	6.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Technology Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	14.44%	14.42%	14.60%	N/A	N/A	N/A

ONE YEAR	22.32%	22.40%	22.60%	22.32%	22.40%	22.60%

THREE YEARS	46.94%	46.84%	47.90%	13.69%	13.66%	13.92%

FIVE YEARS	151.89%	152.72%	154.95%	20.29%	20.37%	20.57%

TEN YEARS	106.81%	107.01%	110.94%	7.54%	7.55%	7.75%

The Technology Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Materials Select
	Sector SPDR	Materials Select
	Fund(a)	Sector Index(b)
03/31/04	10000.00	10000.00
06/30/04	10212.00	10219.00
09/30/04	9450.00	9462.00
12/31/04	10654.00	10679.00
03/31/05	9864.00	9880.00
06/30/05	10062.00	10085.00
09/30/05	10551.00	10578.00
12/31/05	10640.00	10677.00
03/31/06	11255.00	11304.00
06/30/06	10313.00	10363.00
09/30/06	11205.00	11267.00
12/31/06	11927.00	11995.00
03/31/07	11961.00	12041.00
06/30/07	13141.00	13237.00
09/30/07	13870.00	13968.00
12/31/07	13740.00	13841.00
03/31/08	11658.00	11742.00
06/30/08	11810.00	11900.00
09/30/08	10309.00	10385.00
12/31/08	8053.00	8110.00
03/31/09	8210.00	8274.00
06/30/09	9585.00	9668.00
09/30/09	11031.00	11138.00
12/31/09	12155.00	12282.00
03/31/10	12271.00	12404.00
06/30/10	10910.00	11028.00
09/30/10	12352.00	12496.00
12/31/10	13567.00	13740.00
03/31/11	14074.00	14262.00
06/30/11	13940.00	14133.00
09/30/11	12842.00	13022.00
12/31/11	13928.00	14136.00
03/31/12	16546.00	16812.00
06/30/12	15838.00	16094.00
09/30/12	17049.00	17334.00
12/31/12	16082.00	16357.00
03/31/13	16907.00	17205.00
06/30/13	17159.00	17469.00
09/30/13	18071.00	18407.00
12/31/13	20259.00	20655.00
03/31/14	20681.00	21094.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Technology Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		GOOGLE, INC.		VERIZON	INTERNATIONAL BUSINESS
DESCRIPTION	APPLE, INC.	(CLASS A)	MICROSOFT CORP.	COMMUNICATIONS, INC.	MACHINES CORP.

MARKET VALUE	$1,680,692,888	1,104,438,173	1,086,896,661	695,209,862	661,382,358

% OF NET ASSETS	13.5	8.9	8.7	5.6	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Utilities Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.16%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	UTILITIES	NET ASSET	MARKET	UTILITIES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	13.03%	12.99%	13.19%	N/A	N/A	N/A

ONE YEAR	10.12%	10.17%	10.34%	10.12%	10.17%	10.34%

THREE YEARS	46.29%	46.27%	47.37%	13.52%	13.52%	13.79%

FIVE YEARS	97.56%	98.12%	100.17%	14.59%	14.65%	14.88%

TEN YEARS	146.22%	145.47%	152.27%	9.43%	9.40%	9.69%

The Utilities Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Utilities Select
	Sector SPDR	Utilities Select
	Fund(a)	Sector Index(b)
03/31/04	10000.00	10000.00
06/30/04	9866.00	9871.00
09/30/04	10520.00	10535.00
12/31/04	11786.00	11818.00
03/31/05	12414.00	12459.00
06/30/05	13553.00	13620.00
09/30/05	14523.00	14609.00
12/31/05	13732.00	13809.00
03/31/06	13565.00	13649.00
06/30/06	14326.00	14426.00
09/30/06	15183.00	15307.00
12/31/06	16558.00	16707.00
03/31/07	18078.00	18259.00
06/30/07	18004.00	18189.00
09/30/07	18345.00	18544.00
12/31/07	19721.00	19944.00
03/31/08	17755.00	17962.00
06/30/08	19153.00	19391.00
09/30/08	15705.00	15886.00
12/31/08	13984.00	14143.00
03/31/09	12467.00	12603.00
06/30/09	13703.00	13869.00
09/30/09	14537.00	14722.00
12/31/09	15577.00	15792.00
03/31/10	15021.00	15237.00
06/30/10	14460.00	14665.00
09/30/10	16229.00	16477.00
12/31/10	16397.00	16657.00
03/31/11	16836.00	17118.00
06/30/11	17859.00	18169.00
09/30/11	18117.00	18444.00
12/31/11	19595.00	19970.00
03/31/12	19273.00	19650.00
06/30/12	20516.00	20933.00
09/30/12	20408.00	20831.00
12/31/12	19811.00	20233.00
03/31/13	22366.00	22866.00
06/30/13	21755.00	22247.00
09/30/13	21791.00	22286.00
12/31/13	22387.00	22906.00
03/31/14	24622.00	25227.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Utilities Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	DUKE ENERGY CORP.	NEXTERA ENERGY, INC.	DOMINION RESOURCES, INC.	SOUTHERN CO.	EXELON CORP.

MARKET VALUE	$474,682,725	425,772,146	422,202,803	398,960,261	294,307,675

% OF NET ASSETS	9.1	8.1	8.1	7.6	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 3.5%
BorgWarner, Inc.	$637,573	$39,191,612
Delphi Automotive PLC	782,289	53,086,131
Johnson Controls, Inc.	1,864,196	88,213,755
The Goodyear Tire & Rubber Co.	696,161	18,190,687

		198,682,185

AUTOMOBILES — 6.0%
Ford Motor Co.	11,045,488	172,309,613
General Motors Co.	3,658,121	125,912,525
Harley-Davidson, Inc.	617,305	41,118,686

		339,340,824

DISTRIBUTORS — 0.6%
Genuine Parts Co.	430,691	37,405,513

DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. (Class B)	12,410	8,733,538
H&R Block, Inc.	772,175	23,311,963

		32,045,501

HOTELS, RESTAURANTS & LEISURE — 14.1%
Carnival Corp.	1,227,092	46,457,703
Chipotle Mexican Grill, Inc. (a)	86,881	49,352,752
Darden Restaurants, Inc. (b)	366,814	18,619,479
International Game Technology	702,223	9,873,256
Marriott International, Inc. (Class A) (b)	620,614	34,766,796
McDonald’s Corp.	2,777,958	272,323,223
Starbucks Corp.	2,121,093	155,645,804
Starwood Hotels & Resorts Worldwide, Inc.	534,627	42,556,309
Wyndham Worldwide Corp.	359,679	26,339,293
Wynn Resorts, Ltd.	227,160	50,463,594
Yum! Brands, Inc.	1,245,738	93,916,188

		800,314,397

HOUSEHOLD DURABLES — 3.3%
D.R. Horton, Inc. (b)	800,405	17,328,768
Garmin, Ltd. (b)	346,530	19,149,248
Harman International Industries, Inc.	190,396	20,258,134
Leggett & Platt, Inc. (b)	389,861	12,725,063
Lennar Corp. (Class A) (b)	492,703	19,520,893
Mohawk Industries, Inc. (a)	172,147	23,408,549
Newell Rubbermaid, Inc.	782,913	23,409,099
Pulte Group, Inc.	972,224	18,656,979
Whirlpool Corp.	217,461	32,501,721

		186,958,454

INTERNET & CATALOG RETAIL — 11.2%
Amazon.com, Inc. (a)	1,043,782	351,253,519
Expedia, Inc.	290,321	21,048,272
NetFlix, Inc. (a)	167,791	59,067,466
priceline.com, Inc. (a)	146,258	174,323,447
TripAdvisor, Inc. (a)	308,642	27,959,879

		633,652,583

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Hasbro, Inc. (b)	325,068	18,080,282
Mattel, Inc.	954,986	38,304,489

		56,384,771

MEDIA — 29.5%
Cablevision Systems Corp. (b)	601,486	10,147,069
CBS Corp. (Class B)	1,548,758	95,713,245
Comcast Corp. (Class A)	7,314,255	365,859,035
DIRECTV (a)	1,330,134	101,648,840
Discovery Communications, Inc. (Class A) (a)	624,262	51,626,467
Gannett Co., Inc.	644,854	17,797,970
News Corp. (a)	1,401,162	24,128,010
Omnicom Group, Inc.	720,900	52,337,340
Scripps Networks Interactive (Class A) (b)	308,246	23,398,954
The Interpublic Group of Cos., Inc.	1,174,102	20,124,108
The Walt Disney Co.	4,572,510	366,120,876
Time Warner Cable, Inc.	778,751	106,829,062
Time Warner, Inc.	2,505,364	163,675,430
Twenty-First Century Fox, Inc.	5,446,973	174,139,727
Viacom, Inc. (Class B)	1,118,544	95,065,055

		1,668,611,188

MULTILINE RETAIL — 5.6%
Dollar General Corp. (a)	822,744	45,645,837
Dollar Tree, Inc. (a)	582,883	30,414,835
Family Dollar Stores, Inc.	272,376	15,800,532
Kohl’s Corp. (b)	567,561	32,237,465
Macy’s, Inc.	1,029,852	61,059,925
Nordstrom, Inc.	403,521	25,199,886
Target Corp.	1,768,882	107,035,050

		317,393,530

SPECIALTY RETAIL — 17.8%
AutoNation, Inc. (a)	180,915	9,630,106
AutoZone, Inc. (a)	94,951	50,998,182
Bed Bath & Beyond, Inc. (a)	601,463	41,380,654
Best Buy Co., Inc. (b)	770,775	20,356,168
CarMax, Inc. (a)	630,120	29,489,616
GameStop Corp. (Class A) (b)	329,184	13,529,462
L Brands, Inc.	685,864	38,936,499
Lowe’s Cos., Inc.	2,927,977	143,178,075
O’Reilly Automotive, Inc. (a)	299,270	44,408,675
PetSmart, Inc. (b)	290,586	20,018,470
Ross Stores, Inc.	606,970	43,428,704
Staples, Inc. (b)	1,826,400	20,711,376
The Gap, Inc.	747,093	29,928,546
The Home Depot, Inc.	3,951,637	312,693,036
Tiffany & Co.	309,869	26,695,214
TJX Cos., Inc.	1,990,823	120,743,415
Tractor Supply Co. (b)	391,100	27,623,393
Urban Outfitters, Inc. (a)	307,177	11,202,745

		1,004,952,336

TEXTILES, APPAREL & LUXURY GOODS — 6.6%
Coach, Inc.	778,989	38,684,593
Fossil Group, Inc. (a)	134,934	15,734,654
Michael Kors Holdings, Ltd. (a)	500,882	46,717,264
NIKE, Inc. (Class B)	2,087,321	154,169,529
PVH Corp.	229,800	28,672,146

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Ralph Lauren Corp.	$165,945	$26,705,529
V.F. Corp.	986,751	61,060,151

		371,743,866

TOTAL COMMON STOCKS —
(Cost $5,463,239,665)		5,647,485,148

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	176,289,232	176,289,232
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	6,313,050	6,313,050

TOTAL SHORT TERM INVESTMENTS —
(Cost $182,602,282)		182,602,282

TOTAL INVESTMENTS — 103.0% (f)
(Cost $5,645,841,947)		5,830,087,430
OTHER ASSETS & LIABILITIES — (3.0)%		(172,116,435)

NET ASSETS — 100.0%		$5,657,970,995

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 19.8%
Beam, Inc.	$650,197	$54,161,410
Brown-Forman Corp. (Class B) (a)	640,105	57,411,017
Coca-Cola Enterprises, Inc.	963,565	46,019,864
Constellation Brands, Inc. (Class A) (b)	843,447	71,667,692
Dr. Pepper Snapple Group, Inc.	783,267	42,656,721
Molson Coors Brewing Co. (Class B)	672,520	39,584,527
Monster Beverage Corp. (b)	522,357	36,277,694
PepsiCo, Inc.	2,923,915	244,146,903
The Coca-Cola Co.	12,689,648	490,581,792

		1,082,507,620

FOOD & STAPLES RETAILING — 25.0%
Costco Wholesale Corp.	1,534,583	171,382,229
CVS Caremark Corp.	4,073,177	304,918,030
Safeway, Inc.	1,077,050	39,786,227
Sysco Corp. (a)	2,151,529	77,734,743
The Kroger Co.	1,956,995	85,422,832
Wal-Mart Stores, Inc.	5,417,933	414,092,619
Walgreen Co.	3,120,037	206,016,043
Whole Foods Market, Inc. (a)	1,380,188	69,989,334

		1,369,342,057

FOOD PRODUCTS — 18.2%
Archer-Daniels-Midland Co.	2,399,041	104,094,389
Campbell Soup Co. (a)	773,978	34,736,133
ConAgra Foods, Inc.	1,632,451	50,654,954
General Mills, Inc.	2,236,813	115,911,650
Hormel Foods Corp.	637,518	31,410,512
Kellogg Co.	979,993	61,455,361
Keurig Green Mountain, Inc.	432,417	45,658,911
Kraft Foods Group, Inc.	1,996,794	112,020,143
McCormick & Co., Inc. (a)	533,309	38,259,588
Mead Johnson Nutrition Co.	739,346	61,469,226
Mondelez International, Inc. (Class A)	5,377,496	185,792,487
The Hershey Co.	583,204	60,886,498
The J.M. Smucker Co.	417,112	40,559,971
Tyson Foods, Inc. (Class A)	1,183,159	52,070,827

		994,980,650

HOUSEHOLD PRODUCTS — 20.5%
Colgate-Palmolive Co.	3,025,296	196,250,952
Kimberly-Clark Corp.	1,337,218	147,428,284
The Clorox Co. (a)	511,506	45,017,643
The Procter & Gamble Co.	9,080,615	731,897,569

		1,120,594,448

PERSONAL PRODUCTS — 1.7%
Avon Products, Inc.	1,838,554	26,916,431
The Estee Lauder Cos., Inc. (Class A)	973,899	65,134,365

		92,050,796

TOBACCO — 14.5%
Altria Group, Inc.	6,033,816	225,845,733
Lorillard, Inc. (a)	1,333,275	72,103,512
Philip Morris International, Inc.	5,310,607	434,779,395
Reynolds American, Inc.	1,162,820	62,117,844

		794,846,484

TOTAL COMMON STOCKS —
(Cost $5,484,706,648)		5,454,322,055

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	92,179,855	92,179,855
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	2,270,775	2,270,775

TOTAL SHORT TERM INVESTMENTS —
(Cost $94,450,630)		94,450,630

TOTAL INVESTMENTS — 101.4% (f)
(Cost $5,579,157,278)		5,548,772,685
OTHER ASSETS & LIABILITIES — (1.4)%		(75,762,126)

NET ASSETS — 100.0%		$5,473,010,559

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 22.1%
Baker Hughes, Inc.	$2,946,644	$191,590,793
Cameron International Corp. (a)	1,767,860	109,200,712
Diamond Offshore Drilling, Inc. (b)	582,094	28,382,903
Ensco PLC (Class A) (b)	1,180,629	62,313,599
FMC Technologies, Inc. (a)	2,152,853	112,572,683
Halliburton Co.	5,182,341	305,188,062
Helmerich & Payne, Inc. (b)	546,916	58,826,285
Nabors Industries, Ltd.	2,431,853	59,945,176
National-Oilwell Varco, Inc.	2,765,930	215,382,969
Noble Corp.	1,280,357	41,918,888
Rowan Cos., PLC (Class A) (a)	1,698,647	57,210,431
Schlumberger, Ltd.	6,938,656	676,518,960
Transocean, Ltd. (b)	1,713,770	70,847,252

		1,989,898,713

OIL, GAS & CONSUMABLE FUELS — 77.8%
Anadarko Petroleum Corp.	2,983,455	252,877,646
Apache Corp.	2,317,723	192,255,123
Cabot Oil & Gas Corp.	4,657,384	157,792,170
Chesapeake Energy Corp. (b)	3,409,466	87,350,519
Chevron Corp.	9,916,562	1,179,178,387
ConocoPhillips	4,608,882	324,234,849
CONSOL Energy, Inc.	1,851,972	73,986,281
Denbury Resources, Inc. (b)	3,643,919	59,760,272
Devon Energy Corp.	2,248,610	150,499,467
EOG Resources, Inc.	1,693,991	332,310,214
EQT Corp.	767,441	74,418,754
Exxon Mobil Corp.	14,830,907	1,448,682,996
Hess Corp.	1,727,164	143,147,352
Kinder Morgan, Inc./Delaware	3,390,266	110,149,742
Marathon Oil Corp.	4,162,019	147,834,915
Marathon Petroleum Corp.	1,497,780	130,366,771
Murphy Oil Corp.	1,188,539	74,711,562
Newfield Exploration Co. (a)	684,782	21,474,764
Noble Energy, Inc.	2,494,349	177,198,553
Occidental Petroleum Corp.	3,528,063	336,189,123
ONEOK, Inc.	1,056,918	62,622,391
Peabody Energy Corp. (b)	2,005,875	32,775,997
Phillips 66	2,987,987	230,254,278
Pioneer Natural Resources Co.	1,647,231	308,262,809
QEP Resources, Inc.	909,197	26,766,760
Range Resources Corp. (b)	1,306,940	108,436,812
Southwestern Energy Co. (a)	2,295,179	105,601,186
Spectra Energy Corp.	4,575,273	169,010,585
Tesoro Corp.	2,103,671	106,424,716
The Williams Cos., Inc.	4,912,310	199,341,540
Valero Energy Corp.	3,781,629	200,804,500

		7,024,721,034

TOTAL COMMON STOCKS —
(Cost $9,371,894,569)		9,014,619,747

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	155,372,781	155,372,781
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	8,444,534	8,444,534

TOTAL SHORT TERM INVESTMENTS —
(Cost $163,817,315)		163,817,315

TOTAL INVESTMENTS — 101.7% (f)
(Cost $9,535,711,884)		9,178,437,062
OTHER ASSETS & LIABILITIES — (1.7)%		(152,547,644)

NET ASSETS — 100.0%		$9,025,889,418

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 13.1%
Ameriprise Financial, Inc.	$1,294,288	$142,462,280
BlackRock, Inc.	852,016	267,941,992
E*TRADE Financial Corp. (a)	1,954,447	44,991,370
Franklin Resources, Inc.	2,737,560	148,321,001
Invesco, Ltd.	2,937,727	108,695,899
Legg Mason, Inc. (b)	710,542	34,844,980
Morgan Stanley	9,509,720	296,417,972
Northern Trust Corp.	1,512,432	99,155,042
State Street Corp. (c)	2,927,372	203,598,722
T. Rowe Price Group, Inc.	1,776,709	146,311,986
The Bank of New York Mellon Corp.	7,697,275	271,636,835
The Charles Schwab Corp.	7,923,443	216,547,697
The Goldman Sachs Group, Inc.	2,854,967	467,786,343

		2,448,712,119

COMMERCIAL BANKS — 18.2%
BB&T Corp.	4,819,619	193,604,095
Comerica, Inc. (b)	1,234,564	63,950,415
Fifth Third Bancorp	5,775,621	132,550,502
Huntington Bancshares, Inc.	5,636,363	56,194,539
KeyCorp	6,031,227	85,884,673
M & T Bank Corp. (b)	888,489	107,773,716
PNC Financial Services Group, Inc.	3,621,092	315,035,004
Regions Financial Corp.	9,621,582	106,895,776
SunTrust Banks, Inc.	3,625,386	144,254,109
U.S. Bancorp	12,357,512	529,642,964
Wells Fargo & Co.	32,466,341	1,614,875,801
Zions Bancorporation	1,253,497	38,833,337

		3,389,494,931

CONSUMER FINANCE — 6.0%
American Express Co.	6,196,697	557,888,631
Capital One Financial Corp.	3,884,118	299,698,545
Discover Financial Services	3,193,605	185,835,875
SLM Corp.	2,907,407	71,173,323

		1,114,596,374

DIVERSIFIED FINANCIAL SERVICES — 31.8%
Bank of America Corp.	71,662,790	1,232,599,988
Berkshire Hathaway, Inc. (Class B) (a)	12,205,670	1,525,342,580
Citigroup, Inc.	20,587,938	979,985,849
CME Group, Inc.	2,139,698	158,359,049
IntercontinentalExchange Group, Inc.	779,434	154,195,428
JPMorgan Chase & Co.	25,673,655	1,558,647,595
Leucadia National Corp.	2,123,344	59,453,632
McGraw Hill Financial, Inc.	1,837,538	140,204,149
Moody’s Corp.	1,275,373	101,162,586
The Nasdaq OMX Group, Inc.	792,335	29,268,855

		5,939,219,711

INSURANCE — 17.4%
ACE, Ltd.	2,282,836	226,137,734
Aflac, Inc.	3,091,515	194,889,106
American International Group, Inc.	9,927,538	496,476,175
Aon PLC	2,041,685	172,073,212
Assurant, Inc.	485,845	31,560,491
Cincinnati Financial Corp.	997,699	48,548,033
Genworth Financial, Inc. (Class A) (a)	3,358,643	59,548,740
Hartford Financial Services Group, Inc. (b)	3,026,487	106,744,197
Lincoln National Corp.	1,787,902	90,592,994
Loews Corp.	2,075,225	91,413,661
Marsh & McLennan Cos., Inc.	3,718,024	183,298,583
MetLife, Inc.	7,617,441	402,200,885
Principal Financial Group, Inc.	1,863,314	85,693,811
Prudential Financial, Inc.	3,139,444	265,753,935
The Allstate Corp.	3,031,920	171,546,034
The Chubb Corp.	1,665,596	148,737,723
The Progressive Corp.	3,713,532	89,941,745
The Travelers Cos., Inc.	2,389,991	203,388,234
Torchmark Corp. (b)	600,607	47,267,771
Unum Group	1,759,514	62,128,439
XL Group PLC	1,872,462	58,514,438

		3,236,455,941

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.7%
American Tower Corp.	2,678,128	219,258,339
Apartment Investment & Management Co. (Class A)	990,711	29,939,287
AvalonBay Communities, Inc.	824,907	108,326,787
Boston Properties, Inc.	1,037,516	118,826,708
Crown Castle International Corp.	2,264,877	167,102,625
Equity Residential	2,276,996	132,042,998
General Growth Properties, Inc.	3,536,236	77,797,192
HCP, Inc.	3,099,632	120,234,725
Health Care REIT, Inc.	1,965,907	117,168,057
Host Hotels & Resorts, Inc.	5,130,819	103,847,777
Kimco Realty Corp.	2,778,166	60,786,272
Plum Creek Timber Co., Inc.	1,200,801	50,481,674
ProLogis, Inc.	3,387,448	138,309,502
Public Storage, Inc.	980,323	165,174,622
Simon Property Group, Inc.	2,130,398	349,385,272
The Macerich Co.	953,024	59,401,986
Ventas, Inc.	1,995,053	120,840,360
Vornado Realty Trust	1,180,962	116,395,615
Weyerhaeuser Co.	3,963,154	116,318,570

		2,371,638,368

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,890,814	51,865,028

THRIFTS & MORTGAGE FINANCE — 0.3%
Hudson City Bancorp, Inc.	3,224,731	31,699,106
People’s United Financial, Inc. (b)	2,104,177	31,289,112

		62,988,218

TOTAL COMMON STOCKS —
(Cost $17,259,202,657)		18,614,970,690

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	120,157,037	120,157,037

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	$25,384,027	$25,384,027

TOTAL SHORT TERM INVESTMENTS —
(Cost $145,541,064)		145,541,064

TOTAL INVESTMENTS — 100.6% (g)
(Cost $17,404,743,721)		18,760,511,754
OTHER ASSETS & LIABILITIES — (0.6)%		(111,875,690)

NET ASSETS — 100.0%		$18,648,636,064

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Affiliated Issuer (Note 3)
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 18.0%
Alexion Pharmaceuticals, Inc. (a)	$837,518	$127,411,613
Amgen, Inc.	3,195,875	394,179,222
Biogen Idec, Inc. (a)	1,023,080	312,929,480
Celgene Corp. (a)	1,717,970	239,828,612
Gilead Sciences, Inc. (a)	6,511,589	461,411,196
Regeneron Pharmaceuticals, Inc. (a)(b)	331,077	99,415,802
Vertex Pharmaceuticals, Inc. (a)	998,254	70,596,523

		1,705,772,448

HEALTH CARE EQUIPMENT & SUPPLIES — 13.2%
Baxter International, Inc.	2,322,183	170,866,225
Becton, Dickinson and Co.	840,296	98,381,856
Boston Scientific Corp. (a)	5,684,785	76,858,293
C.R. Bard, Inc.	349,933	51,783,085
CareFusion Corp. (a)	899,301	36,169,886
Covidien PLC	1,906,972	140,467,557
DENTSPLY International, Inc.	601,423	27,689,515
Edwards Lifesciences Corp. (a)(b)	461,534	34,231,977
Intuitive Surgical, Inc. (a)	160,331	70,223,375
Medtronic, Inc.	4,256,370	261,937,010
St. Jude Medical, Inc.	1,231,890	80,553,287
Stryker Corp.	1,265,131	103,070,222
Varian Medical Systems, Inc. (a)(b)	445,928	37,453,493
Zimmer Holdings, Inc.	732,946	69,322,033

		1,259,007,814

HEALTH CARE PROVIDERS & SERVICES — 16.1%
Aetna, Inc.	1,576,278	118,173,562
AmerisourceBergen Corp.	1,008,239	66,130,396
Cardinal Health, Inc.	1,453,994	101,750,500
CIGNA Corp.	1,206,320	101,005,174
DaVita, Inc. (a)	744,101	51,231,354
Express Scripts Holding Co. (a)	3,454,932	259,430,844
Humana, Inc.	700,258	78,933,082
Laboratory Corp. of America Holdings (a)(b)	368,910	36,230,651
McKesson Corp.	1,003,447	177,178,637
Patterson Cos., Inc. (b)	349,116	14,579,084
Quest Diagnostics, Inc. (b)	636,243	36,851,194
Tenet Healthcare Corp. (a)	443,357	18,980,113
UnitedHealth Group, Inc.	4,219,507	345,957,379
WellPoint, Inc.	1,226,067	122,054,970

		1,528,486,940

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a)	1,244,574	70,007,288

LIFE SCIENCES TOOLS & SERVICES — 3.6%
Agilent Technologies, Inc.	1,411,539	78,933,261
PerkinElmer, Inc.	473,791	21,349,022
Thermo Fisher Scientific, Inc.	1,662,116	199,852,828
Waters Corp. (a)	359,012	38,920,491

		339,055,602

PHARMACEUTICALS — 48.3%
Abbott Laboratories	5,526,255	212,816,080
AbbVie, Inc.	6,708,044	344,793,462
Actavis PLC (a)	774,371	159,404,270
Allergan, Inc.	1,298,793	161,180,211
Bristol-Myers Squibb Co.	6,977,998	362,506,996
Eli Lilly & Co.	4,181,399	246,117,145
Forest Laboratories, Inc. (a)	1,021,565	94,259,803
Hospira, Inc. (a)	699,316	30,245,417
Johnson & Johnson	11,974,909	1,176,295,311
Merck & Co., Inc.	12,448,931	706,725,813
Mylan, Inc. (a)	1,573,053	76,812,178
Perrigo Co. PLC	560,924	86,752,506
Pfizer, Inc.	27,007,201	867,471,296
Zoetis, Inc.	2,108,225	61,012,031

		4,586,392,519

TOTAL COMMON STOCKS —
(Cost $8,542,823,194)		9,488,722,611

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	76,551,471	76,551,471
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	5,477,339	5,477,339

TOTAL SHORT TERM INVESTMENTS —
(Cost $82,028,810)		82,028,810

TOTAL INVESTMENTS — 100.7% (f)
(Cost $8,624,852,004)		9,570,751,421
OTHER ASSETS & LIABILITIES — (0.7)%		(70,420,300)

NET ASSETS — 100.0%		$9,500,331,121

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 26.4%
General Dynamics Corp.	$1,689,218	$183,989,625
Honeywell International, Inc.	3,949,482	366,353,950
L-3 Communications Holdings, Inc.	409,246	48,352,415
Lockheed Martin Corp.	1,365,540	222,910,750
Northrop Grumman Corp.	1,116,317	137,731,191
Precision Castparts Corp.	693,328	175,245,585
Raytheon Co.	1,643,018	162,313,748
Rockwell Collins, Inc.	833,980	66,443,187
Textron, Inc.	1,682,320	66,098,353
The Boeing Co.	3,410,156	427,940,476
United Technologies Corp.	4,176,100	487,935,524

		2,345,314,804

AIR FREIGHT & LOGISTICS — 6.8%
C.H. Robinson Worldwide, Inc. (a)	718,961	37,666,367
Expeditors International of Washington, Inc.	974,561	38,621,852
FedEx Corp.	1,424,244	188,797,785
United Parcel Service, Inc. (Class B)	3,454,106	336,360,842

		601,446,846

AIRLINES — 2.6%
Delta Air Lines, Inc.	4,055,282	140,515,521
Southwest Airlines Co.	3,670,843	86,668,603

		227,184,124

BUILDING PRODUCTS — 0.7%
Allegion PLC	425,085	22,176,684
Masco Corp.	1,893,617	42,057,234

		64,233,918

COMMERCIAL SERVICES & SUPPLIES — 3.3%
Cintas Corp. (a)	580,041	34,576,244
Iron Mountain, Inc.	813,598	22,430,897
Pitney Bowes, Inc. (a)	1,108,603	28,812,592
Republic Services, Inc.	1,291,161	44,106,060
Stericycle, Inc. (b)	406,186	46,150,853
The ADT Corp. (a)	875,049	26,207,717
Waste Management, Inc.	2,257,115	94,956,828

		297,241,191

CONSTRUCTION & ENGINEERING — 1.8%
Fluor Corp.	1,111,986	86,434,672
Jacobs Engineering Group, Inc. (b)	629,615	39,980,553
Quanta Services, Inc. (b)	1,038,487	38,320,170

		164,735,395

ELECTRICAL EQUIPMENT — 7.6%
AMETEK, Inc.	1,168,684	60,175,539
Eaton Corp. PLC	2,774,173	208,395,876
Emerson Electric Co.	3,553,630	237,382,484
Rockwell Automation, Inc.	856,316	106,654,158
Roper Industries, Inc.	474,741	63,382,671

		675,990,728

INDUSTRIAL CONGLOMERATES — 18.8%
3M Co.	3,081,836	418,081,872
Danaher Corp.	3,220,632	241,547,400
General Electric Co.	35,464,780	918,183,154
Tyco International, Ltd.	2,205,741	93,523,418

		1,671,335,844

MACHINERY — 18.3%
Caterpillar, Inc.	3,247,334	322,687,580
Cummins, Inc.	1,526,553	227,441,131
Deere & Co. (a)	1,970,735	178,942,738
Dover Corp.	982,081	80,285,122
Flowserve Corp.	661,209	51,799,113
Illinois Tool Works, Inc.	1,983,388	161,308,946
Ingersoll-Rand PLC	1,232,744	70,562,267
Joy Global, Inc. (a)	477,247	27,680,326
PACCAR, Inc.	1,965,468	132,551,162
Pall Corp.	769,402	68,838,397
Parker-Hannifin Corp.	896,984	107,377,955
Pentair, Ltd.	944,831	74,962,891
Snap-on, Inc.	277,525	31,493,537
Stanley Black & Decker, Inc.	742,114	60,289,341
Xylem, Inc.	881,647	32,109,584

		1,628,330,090

PROFESSIONAL SERVICES — 1.9%
Dun & Bradstreet Corp. (a)	180,913	17,973,707
Equifax, Inc.	791,969	53,877,651
Nielsen Holdings NV	1,355,077	60,477,086
Robert Half International, Inc.	929,189	38,979,479

		171,307,923

ROAD & RAIL — 9.8%
CSX Corp.	5,798,576	167,984,747
Kansas City Southern	526,358	53,720,097
Norfolk Southern Corp.	1,733,970	168,489,865
Ryder System, Inc.	462,663	36,976,027
Union Pacific Corp.	2,364,415	443,706,119

		870,876,855

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (a)	1,303,365	64,281,962
W.W. Grainger, Inc.	383,837	96,980,257

		161,262,219

TOTAL COMMON STOCKS —
(Cost $8,416,413,954)		8,879,259,937

SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	123,915,397	123,915,397
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	5,435,846	5,435,846

TOTAL SHORT TERM INVESTMENTS —
(Cost $129,351,243)		129,351,243

TOTAL INVESTMENTS — 101.3% (f)
(Cost $8,545,765,197)		9,008,611,180
OTHER ASSETS & LIABILITIES — (1.3)%		(112,123,189)

NET ASSETS — 100.0%		$8,896,487,991

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHEMICALS — 74.0%
Air Products & Chemicals, Inc. (a)	$1,819,769	$216,625,302
Airgas, Inc.	575,437	61,289,795
CF Industries Holdings, Inc.	477,769	124,525,712
E.I. du Pont de Nemours & Co. (a)	7,948,950	533,374,545
Eastman Chemical Co.	1,313,313	113,220,714
Ecolab, Inc.	2,199,173	237,488,692
FMC Corp.	1,146,410	87,769,149
International Flavors & Fragrances, Inc.	702,721	67,229,318
LyondellBasell Industries NV (Class A)	3,701,860	329,243,428
Monsanto Co.	4,500,440	512,015,059
PPG Industries, Inc.	1,190,304	230,276,212
Praxair, Inc.	2,520,637	330,127,828
Sigma-Aldrich Corp. (a)	1,029,769	96,159,829
The Dow Chemical Co.	10,425,344	506,567,465
The Mosaic Co.	2,916,941	145,847,050
The Sherwin-Williams Co.	733,407	144,576,522

		3,736,336,620

CONSTRUCTION MATERIALS — 1.5%
Vulcan Materials Co. (a)	1,128,769	75,006,700

CONTAINERS & PACKAGING — 6.0%
Avery Dennison Corp.	823,108	41,706,882
Ball Corp.	1,214,809	66,583,681
Bemis Co., Inc. (a)	883,310	34,661,084
MeadWestvaco Corp. (a)	1,509,418	56,814,494
Owens-Illinois, Inc. (b)	1,429,394	48,356,399
Sealed Air Corp.	1,701,302	55,921,797

		304,044,337

METALS & MINING — 14.9%
Alcoa, Inc.	9,299,578	119,685,569
Allegheny Technologies, Inc. (a)	942,337	35,507,258
Cliffs Natural Resources, Inc. (a)	1,341,189	27,440,727
Freeport-McMoRan Copper & Gold, Inc.	8,903,947	294,453,527
Newmont Mining Corp.	4,285,832	100,459,902
Nucor Corp. (a)	2,740,095	138,484,402
United States Steel Corp. (a)	1,266,326	34,963,261

		750,994,646

PAPER & FOREST PRODUCTS — 3.5%
International Paper Co.	3,772,148	173,066,150

TOTAL COMMON STOCKS —
(Cost $4,929,635,616)		5,039,448,453

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	136,773,135	136,773,135
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	1,341,961	1,341,961

TOTAL SHORT TERM INVESTMENTS —
(Cost $138,115,096)		138,115,096

TOTAL INVESTMENTS — 102.6% (f)
(Cost $5,067,750,712)		5,177,563,549
OTHER ASSETS & LIABILITIES — (2.6)%		(130,164,359)

NET ASSETS — 100.0%		$5,047,399,190

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 8.3%
Cisco Systems, Inc.	$18,080,722	$405,188,980
F5 Networks, Inc. (a)	264,269	28,179,003
Harris Corp.	409,090	29,929,024
Juniper Networks, Inc. (a)	1,825,798	47,032,557
Motorola Solutions, Inc.	811,279	52,157,127
QUALCOMM, Inc.	5,971,710	470,929,051

		1,033,415,742

COMPUTERS & PERIPHERALS — 18.6%
Apple, Inc.	3,131,298	1,680,692,888
EMC Corp.	7,203,637	197,451,690
Hewlett-Packard Co.	5,520,227	178,634,546
NetApp, Inc.	1,221,947	45,089,844
SanDisk Corp.	863,268	70,088,729
Seagate Technology PLC (b)	1,152,905	64,747,145
Western Digital Corp.	778,146	71,449,366

		2,308,154,208

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.6%
AT&T, Inc.	18,277,152	640,979,721
CenturyLink, Inc. (b)	2,120,835	69,648,221
Frontier Communications Corp. (b)	4,202,800	23,955,960
Verizon Communications, Inc.	14,614,460	695,209,862
Windstream Holdings, Inc. (b)	2,312,281	19,053,196

		1,448,846,960

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Amphenol Corp. (Class A)	594,203	54,458,705
Corning, Inc. (b)	4,980,091	103,685,495
FLIR Systems, Inc.	546,081	19,658,916
Jabil Circuit, Inc.	800,708	14,412,744
TE Connectivity, Ltd.	1,439,074	86,646,645

		278,862,505

INTERNET SOFTWARE & SERVICES — 15.1%
Akamai Technologies, Inc. (a)	710,607	41,364,434
eBay, Inc. (a)	4,159,801	229,787,407
Facebook, Inc. (Class A) (a)	5,996,428	361,224,823
Google, Inc. (Class A) (a)	990,963	1,104,438,173
VeriSign, Inc. (a)(b)	485,469	26,171,634
Yahoo!, Inc. (a)	3,374,506	121,144,765

		1,884,131,236

IT SERVICES — 17.0%
Accenture PLC (Class A)	2,235,447	178,209,835
Alliance Data Systems Corp. (a)(b)	186,472	50,804,296
Automatic Data Processing, Inc.	1,729,692	133,636,004
Cognizant Technology Solutions Corp. (Class A) (a)	2,218,097	112,257,889
Computer Sciences Corp.	539,709	32,825,101
Fidelity National Information Services, Inc.	1,115,370	59,616,527
Fiserv, Inc. (a)	946,811	53,674,716
International Business Machines Corp.	3,435,931	661,382,358
MasterCard, Inc. (Class A)	3,664,270	273,720,969
Paychex, Inc.	1,194,149	50,870,747
Teradata Corp. (a)(b)	611,427	30,076,094
The Western Union Co. (b)	1,983,956	32,457,520
Total System Services, Inc. (b)	658,828	20,034,960
Visa, Inc. (Class A) (b)	1,779,189	384,055,738
Xerox Corp.	4,175,080	47,178,404

		2,120,801,158

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.7%
Altera Corp.	1,197,996	43,415,375
Analog Devices, Inc.	1,158,005	61,536,386
Applied Materials, Inc.	4,357,517	88,980,497
Broadcom Corp. (Class A)	2,005,151	63,122,153
First Solar, Inc. (a)(b)	250,583	17,488,188
Intel Corp.	14,881,817	384,099,697
KLA-Tencor Corp. (b)	627,957	43,416,947
Lam Research Corp. (a)	568,118	31,246,490
Linear Technology Corp.	888,561	43,264,035
LSI Corp.	2,200,193	24,356,137
Microchip Technology, Inc. (b)	765,123	36,542,274
Micron Technology, Inc. (a)	3,962,423	93,750,928
NVIDIA Corp.	2,052,947	36,768,281
Texas Instruments, Inc.	3,863,202	182,149,974
Xilinx, Inc.	1,004,787	54,529,790

		1,204,667,152

SOFTWARE — 17.2%
Adobe Systems, Inc. (a)	1,673,324	110,004,320
Autodesk, Inc. (a)	862,877	42,436,291
CA, Inc.	1,188,683	36,813,512
Citrix Systems, Inc. (a)	686,221	39,409,672
Electronic Arts, Inc. (a)	1,162,688	33,729,579
Intuit, Inc.	1,047,897	81,453,034
Microsoft Corp.	26,516,142	1,086,896,661
Oracle Corp.	12,223,410	500,059,703
Red Hat, Inc. (a)	722,095	38,256,593
Salesforce.com, Inc. (a)(b)	2,114,610	120,723,085
Symantec Corp.	2,525,425	50,432,737

		2,140,215,187

TOTAL COMMON STOCKS —
(Cost $11,286,327,777)		12,419,094,148

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	347,694,007	347,694,007
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	31,335,540	31,335,540

TOTAL SHORT TERM INVESTMENTS —
(Cost $379,029,547)		379,029,547

TOTAL INVESTMENTS — 102.8% (f)
(Cost $11,665,357,324)		12,798,123,695
OTHER ASSETS & LIABILITIES — (2.8)%		(347,821,021)

NET ASSETS — 100.0%		$12,450,302,674

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 56.1%
American Electric Power Co., Inc.	$5,011,859	$253,900,777
Duke Energy Corp.	6,665,020	474,682,725
Edison International	3,347,194	189,484,652
Entergy Corp.	1,826,373	122,093,035
Exelon Corp.	8,769,597	294,307,675
FirstEnergy Corp.	4,282,884	145,746,543
NextEra Energy, Inc.	4,452,752	425,772,146
Northeast Utilities (a)	3,226,326	146,797,833
Pepco Holdings, Inc. (a)	2,609,194	53,436,293
Pinnacle West Capital Corp.	1,153,331	63,041,073
PPL Corp.	6,475,310	214,591,773
Southern Co. (a)	9,079,660	398,960,261
Xcel Energy, Inc. (a)	5,140,445	156,063,910

		2,938,878,696

GAS UTILITIES — 1.1%
AGL Resources, Inc.	1,216,119	59,541,186

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.9%
NRG Energy, Inc.	3,330,618	105,913,652
The AES Corp.	6,777,631	96,784,571

		202,698,223

MULTI-UTILITIES — 38.6%
Ameren Corp.	2,502,556	103,105,307
CenterPoint Energy, Inc.	4,448,564	105,386,481
CMS Energy Corp.	2,787,889	81,629,390
Consolidated Edison, Inc. (a)	3,016,586	161,839,839
Dominion Resources, Inc.	5,947,356	422,202,803
DTE Energy Co.	1,830,441	135,983,462
Integrys Energy Group, Inc. (a)	837,653	49,966,002
NiSource, Inc.	3,261,831	115,892,855
PG&E Corp. (a)	4,704,832	203,248,742
Public Service Enterprise Group, Inc.	5,176,978	197,449,941
SCANA Corp. (a)	1,447,598	74,290,729
Sempra Energy	2,337,312	226,158,309
TECO Energy, Inc. (a)	2,139,159	36,686,577
Wisconsin Energy Corp. (a)	2,311,066	107,580,122

		2,021,420,559

TOTAL COMMON STOCKS —
(Cost $5,418,550,771)		5,222,538,664

SHORT TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	248,341,065	248,341,065
State Street Institutional Liquid Reserves Fund 0.08% (c)(d)	7,881,803	7,881,803

TOTAL SHORT TERM INVESTMENTS —
(Cost $256,222,868)		256,222,868

TOTAL INVESTMENTS — 104.6% (e)
(Cost $5,674,773,639)		5,478,761,532
OTHER ASSETS & LIABILITIES — (4.6)%		(238,533,971)

NET ASSETS — 100.0%		$5,240,227,561

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$5,647,485,148	$5,454,322,055	$9,014,619,747	$18,411,371,968	$9,488,722,611	$8,879,259,937	$5,039,448,453	$12,419,094,148	$5,222,538,664
Investments in affiliated issuers, at value (Note 2 and Note 3)	182,602,282	94,450,630	163,817,315	349,139,786	82,028,810	129,351,243	138,115,096	379,029,547	256,222,868

Total investments	5,830,087,430	5,548,772,685	9,178,437,062	18,760,511,754	9,570,751,421	9,008,611,180	5,177,563,549	12,798,123,695	5,478,761,532
Cash	110,898	—	—	—	—	70,393	—	—	—
Receivable for investments sold	—	—	—	—	—	9,968,422	—	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	5,323	60,011	—	—	11,851	96,270	—	521	—
Dividends receivable — unaffiliated issuers (Note 2)	5,642,460	18,045,179	5,077,315	12,827,693	8,947,562	14,756,218	7,868,940	4,018,346	11,288,121
Dividends and securities lending income receivable — affiliated issuers (Note 2)	575	981	1,625	767,730	1,402	1,361	902	2,414	1,292
Prepaid expenses	6,921	7,000	7,770	17,895	8,108	5,689	3,245	10,087	4,670

TOTAL ASSETS	5,835,853,607	5,566,885,856	9,183,523,772	18,774,125,072	9,579,720,344	9,033,509,533	5,185,436,636	12,802,155,063	5,490,055,615

LIABILITIES
Payable upon return of securities loaned	176,289,232	92,179,855	155,372,781	120,157,037	76,551,471	123,915,397	136,773,135	347,694,007	248,341,065
Payable for investments purchased	—	—	1	—	—	10,716,277	—	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	—	4,987	111,492	—	—	14,933	—	55,277
Accrued distribution fees (Note 3)	119,972	262,276	694,331	1,242,150	593,558	456,828	340,152	1,174,276	294,637
Accrued advisory fees (Note 3)	194,978	188,647	301,669	637,054	346,889	311,117	175,412	428,727	184,583
Accrued administration, custodian and transfer agent fees (Note 3)	92,733	89,723	143,476	302,989	164,982	147,970	83,428	203,907	87,790
Accrued trustees’ fees (Note 3)	—	1,245	1,191	(1,862)	—	—	—	710	1,580
Accrued expenses and other liabilities	1,185,697	1,153,551	1,115,918	3,040,148	1,732,323	1,473,953	650,386	2,350,762	863,122

TOTAL LIABILITIES	177,882,612	93,875,297	157,634,354	125,489,008	79,389,223	137,021,542	138,037,446	351,852,389	249,828,054

NET ASSETS	$5,657,970,995	$5,473,010,559	$9,025,889,418	$18,648,636,064	$9,500,331,121	$8,896,487,991	$5,047,399,190	$12,450,302,674	$5,240,227,561

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$5,723,393,239	$5,627,845,016	$10,856,874,418	$18,079,092,210	$8,718,677,413	$8,715,532,121	$5,565,858,712	$12,270,489,797	$5,797,580,739
Undistributed (distributions in excess of) net investment income	(615,138)	(791,530)	(4,258,542)	(6,484,402)	(512,942)	(3,330,713)	350,384	2,678,854	8,799,919
Accumulated net realized gain (loss) on investments	(249,052,589)	(123,658,334)	(1,469,451,636)	(779,739,777)	(163,732,767)	(278,559,400)	(628,622,743)	(955,632,348)	(370,140,990)
Net unrealized appreciation (depreciation) on investments	184,245,483	(30,384,593)	(357,274,822)	1,355,768,033	945,899,417	462,845,983	109,812,837	1,132,766,371	(196,012,107)

NET ASSETS	$5,657,970,995	$5,473,010,559	$9,025,889,418	$18,648,636,064	$9,500,331,121	$8,896,487,991	$5,047,399,190	$12,450,302,674	$5,240,227,561

NET ASSET VALUE:
Net asset value per Select Sector SPDR share	$64.73	$43.04	$89.04	$22.32	$58.46	$52.31	$47.27	$36.33	$41.45

Shares outstanding (unlimited amount authorized, $0.01 par value)	87,403,252	127,171,809	101,374,200	835,395,427	162,515,324	170,076,000	106,773,725	342,655,897	126,424,160

COST OF INVESTMENTS:
Unaffiliated issuers	$5,463,239,665	$5,484,706,648	$9,371,894,569	$17,064,929,215	$8,542,823,194	$8,416,413,954	$4,929,635,616	$11,286,327,777	$5,418,550,771
Affiliated issuers (Note 3)	182,602,282	94,450,630	163,817,315	339,814,506	82,028,810	129,351,243	138,115,096	379,029,547	256,222,868

Total cost of investments	$5,645,841,947	$5,579,157,278	$9,535,711,884	$17,404,743,721	$8,624,852,004	$8,545,765,197	$5,067,750,712	$11,665,357,324	$5,674,773,639

* Includes investments of securities on loan, at value	$173,302,125	$90,693,911	$153,186,230	$118,688,815	$76,253,716	$123,102,491	$136,272,222	$343,908,180	$245,796,466

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$52,052,719	$82,736,987	$84,557,620	$152,229,184	$74,429,625	$90,376,321	$49,227,326	$129,973,806	$101,554,117
Dividend income — affiliated issuers (Note 2)	4,058	5,725	6,081	1,503,508	5,397	6,604	2,867	13,860	4,861
Affiliated securities lending income — net (Note 3 and Note 7)	127,330	71,867	99,338	111,374	57,919	158,317	265,883	312,943	107,796
Less: Foreign taxes withheld	—	—	—	—	(380)	(67,086)	—	—	—

TOTAL INVESTMENT INCOME	52,184,107	82,814,579	84,663,039	153,844,066	74,492,561	90,474,156	49,496,076	130,300,609	101,666,774

EXPENSES
License fees (Note 3)	1,845,109	1,720,452	2,309,766	4,569,594	2,442,860	2,409,611	1,186,087	3,541,342	1,422,254
Distribution fees (Note 3)	1,594,522	1,483,338	1,982,118	3,910,993	2,088,004	2,064,557	1,011,470	3,037,689	1,218,807
Advisory fees (Note 3)	1,223,882	1,143,610	1,537,357	3,045,393	1,631,038	1,607,711	793,146	2,354,880	945,830
Unitary fees (Administrator, custodian and transfer agent fees) (Note 3)	521,145	485,782	663,730	1,303,147	697,516	686,989	342,850	1,001,601	404,856
Printing and postage expenses	84,479	110,005	132,769	207,527	114,737	81,618	51,031	173,958	101,518
Professional fees	17,990	18,318	23,251	40,414	21,899	19,096	9,742	33,072	15,664
SEC registration expenses	38,295	43,403	53,819	93,268	49,471	34,486	20,882	75,415	38,162
Trustees’ fees (Note 3)	25,379	26,892	34,150	56,893	30,801	26,922	13,857	48,283	23,535
Insurance expense	13,996	14,154	15,712	36,191	15,466	11,504	6,039	20,400	9,446
Miscellaneous expenses	12,987	19,034	13,982	34,127	22,530	21,022	12,056	30,030	25,486

TOTAL EXPENSES	5,377,784	5,064,988	6,766,654	13,297,547	7,114,322	6,963,516	3,447,160	10,316,670	4,205,558

NET INVESTMENT INCOME	46,806,323	77,749,591	77,896,385	140,546,519	67,378,239	83,510,640	46,048,916	119,983,939	97,461,216

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	638,095,707	199,385,816	310,363,045	856,239,555	748,590,410	657,786,612	246,815,964	845,173,911	227,409,979
Investment transactions — affiliated issuers (Note 3)	—	—	—	15,985,720	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(253,703,022)	147,086,036	236,642,253	900,349,282	455,017,555	283,604,862	259,257,033	740,270,070	311,420,210
Investment transactions — affiliated issuers (Note 3)	—	—	—	(6,186,104)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	384,392,685	346,471,852	547,005,298	1,766,388,453	1,203,607,965	941,391,474	506,072,997	1,585,443,981	538,830,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$431,199,008	$424,221,443	$624,901,683	$1,906,934,972	$1,270,986,204	$1,024,902,114	$552,121,913	$1,705,427,920	$636,291,405

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary		The Consumer Staples		The Energy		The Financial		The Health Care
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,806,323	$75,157,657	$77,749,591	$182,371,149	$77,896,385	$145,632,178	$140,546,519	$195,144,914	$67,378,239	$120,866,490
Net realized gain (loss) on investment transactions	638,095,707	696,760,585	199,385,816	1,016,361,743	310,363,045	650,807,882	872,225,275	1,389,792,143	748,590,410	1,062,725,835
Net change in unrealized appreciation (depreciation) on investments	(253,703,022)	505,900,921	147,086,036	(420,300,244)	236,642,253	210,303,765	894,163,178	1,121,451,070	455,017,555	433,165,573

Net increase (decrease) in net assets resulting from operations	431,199,008	1,277,819,163	424,221,443	778,432,648	624,901,683	1,006,743,825	1,906,934,972	2,706,388,127	1,270,986,204	1,616,757,898

Net equalization credits and charges	(123,484)	5,446,956	3,162,992	(6,817,352)	4,074,142	2,100,261	7,458,196	8,209,008	2,447,537	806,102

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(47,421,461)	(78,323,455)	(81,520,608)	(175,429,868)	(82,154,927)	(147,604,142)	(147,030,921)	(213,577,588)	(70,142,836)	(121,220,134)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sales of shares	3,873,478,539	9,735,370,610	7,078,145,052	11,358,156,981	12,384,106,471	18,634,296,819	12,001,817,013	21,106,795,641	5,733,193,053	9,648,466,574
Cost of shares redeemed	(5,334,213,438)	(7,543,096,756)	(7,189,165,133)	(12,751,785,509)	(11,868,545,740)	(19,107,921,390)	(9,707,619,512)	(16,926,500,813)	(4,913,515,073)	(8,724,822,334)
Net income equalization (Note 2)	123,484	(5,446,956)	(3,162,992)	6,817,352	(4,074,142)	(2,100,261)	(7,458,196)	(8,209,008)	(2,447,537)	(806,102)

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	(1,460,611,415)	2,186,826,898	(114,183,073)	(1,386,811,176)	511,486,589	(475,724,832)	2,286,739,305	4,172,085,820	817,230,443	922,838,138

Net increase (decrease) in net assets during period	(1,076,957,352)	3,391,769,562	231,680,754	(790,625,748)	1,058,307,487	385,515,112	4,054,101,552	6,673,105,367	2,020,521,348	2,419,182,004
Net assets at beginning of period	6,734,928,347	3,343,158,785	5,241,329,805	6,031,955,553	7,967,581,931	7,582,066,819	14,594,534,512	7,921,429,145	7,479,809,773	5,060,627,769

NET ASSETS END OF PERIOD (1)	$5,657,970,995	$6,734,928,347	$5,473,010,559	$5,241,329,805	$9,025,889,418	$7,967,581,931	$18,648,636,064	$14,594,534,512	$9,500,331,121	$7,479,809,773

SELECT SECTOR SPDR SHARES:
Shares sold	60,000,000	183,250,000	167,500,000	288,450,000	143,700,000	239,100,000	559,900,000	1,157,900,000	102,350,000	209,850,000
Shares redeemed	(83,750,000)	(143,550,000)	(172,000,000)	(325,150,000)	(138,450,000)	(246,200,000)	(457,700,000)	(932,800,000)	(87,700,000)	(188,100,000)

Net increase (decrease)	(23,750,000)	39,700,000	(4,500,000)	(36,700,000)	5,250,000	(7,100,000)	102,200,000	225,100,000	14,650,000	21,750,000

(1) Including undistributed (distribution in excess of) net investment income	$(615,138)	$—	$(791,530)	$2,979,487	$(4,258,542)	$—	$(6,484,402)	$—	$(512,942)	$2,251,655

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial		The Materials		The Technology		The Utilities
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	For the Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$83,510,640	$102,613,892	$46,048,916	$68,669,124	$119,983,939	$198,189,049	$97,461,216	$225,507,482
Net realized gain (loss) on investment transactions	657,786,612	447,442,567	246,815,964	238,025,041	845,173,911	670,990,453	227,409,979	405,015,703
Net change in unrealized appreciation (depreciation) on investments	283,604,862	610,051,414	259,257,033	91,228,562	740,270,070	(346,798,403)	311,420,210	(294,000,095)

Net increase (decrease) in net assets resulting from operations	1,024,902,114	1,160,107,873	552,121,913	397,922,727	1,705,427,920	522,381,099	636,291,405	336,523,090

Net equalization credits and charges	3,914,916	5,590,856	2,233,231	1,253,861	(3,651,357)	(572,074)	(3,152,831)	(5,621,192)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(86,841,353)	(107,035,439)	(46,433,738)	(69,850,113)	(117,305,085)	(197,419,428)	(94,566,194)	(220,569,221)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sales of shares	8,332,735,585	13,308,361,011	3,742,785,304	7,644,084,838	3,812,107,784	6,184,667,708	7,907,838,816	9,397,358,471
Cost of shares redeemed	(7,234,417,795)	(10,697,535,558)	(2,786,775,789)	(6,746,180,264)	(4,664,236,581)	(5,475,266,023)	(8,384,481,741)	(10,396,992,288)
Net income equalization (Note 2)	(3,914,916)	(5,590,856)	(2,233,231)	(1,253,861)	3,651,357	572,074	3,152,831	5,621,192

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	1,094,402,874	2,605,234,597	953,776,284	896,650,713	(848,477,440)	709,973,759	(473,490,094)	(994,012,625)

Net increase (decrease) in net assets during period	2,036,378,551	3,663,897,887	1,461,697,690	1,225,977,188	735,994,038	1,034,363,356	65,082,286	(883,679,948)
Net assets at beginning of period	6,860,109,440	3,196,211,553	3,585,701,500	2,359,724,312	11,714,308,636	10,679,945,280	5,175,145,275	6,058,825,223

NET ASSETS END OF PERIOD (1)	$8,896,487,991	$6,860,109,440	$5,047,399,190	$3,585,701,500	$12,450,302,674	$11,714,308,636	$5,240,227,561	$5,175,145,275

SELECT SECTOR SPDR SHARES:
Shares sold	165,950,000	320,600,000	83,000,000	196,600,000	109,600,000	202,300,000	204,800,000	250,800,000
Shares redeemed	(143,750,000)	(260,200,000)	(61,600,000)	(175,350,000)	(132,550,000)	(183,100,000)	(216,900,000)	(278,750,000)

Net increase (decrease)	22,200,000	60,400,000	21,400,000	21,250,000	(22,950,000)	19,200,000	(12,100,000)	(27,950,000)

(1) Including undistributed (distribution in excess of) net investment income	$(3,330,713)	$—	$350,384	$735,206	$2,678,854	$—	$8,799,919	$5,904,897

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year		Year	Year
	3/31/14		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$60.59		$46.79	$34.88	$33.44		$27.48	$28.05

Income (loss) from investment operations:
Net investment income (1)	0.46		0.83	0.66	0.58	(2)	0.44	0.45
Net realized and unrealized gain (loss) (3)	4.15		13.73	11.88	1.49		6.05	(0.51)

Total from investment operations	4.61		14.56	12.54	2.07		6.49	(0.06)

Net equalization credits and charges (1)	(0.00	)(4)	0.06	0.04	(0.02)		(0.10)	(0.06)

Distributions to shareholders from:
Net investment income	(0.47)		(0.82)	(0.67)	(0.61)		(0.43)	(0.45)

Net asset value, end of period	$64.73		$60.59	$46.79	$34.88		$33.44	$27.48

Total return (5)	7.60%		31.50%	36.25%	6.00	%(2)	23.39%	(0.04)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,657,971		$6,734,928	$3,343,159	$1,779,239		$1,720,447	$1,268,295
Ratio of expenses to average net assets	0.16	%(6)	0.17%	0.18%	0.19%		0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(6)	0.17%	0.18%	0.19%		0.20%	0.22%
Ratio of net investment income (loss) to average net assets	1.42	%(6)	1.55%	1.55%	1.52	%(2)	1.42%	1.99%
Portfolio turnover rate (7)	2.84%		7.91%	4.80%	6.76%		8.29%	4.21%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.05 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been 5.81%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(6)	Annualized
(7)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/14		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$39.81		$35.83	$29.64	$27.88	$25.49	$27.42

Income (loss) from investment operations:
Net investment income (1)	0.53		1.12	0.94	0.88	0.80	0.71
Net realized and unrealized gain (loss) (2)	3.22		4.00	6.17	1.69	2.39	(1.91)

Total from investment operations	3.75		5.12	7.11	2.57	3.19	(1.20)

Net equalization credits and charges (1)	0.02		(0.04)	0.03	0.05	(0.04)	(0.05)

Distributions to shareholders from:
Net investment income	(0.54)		(1.10)	(0.95)	(0.86)	(0.76)	(0.68)

Net asset value, end of period	$43.04		$39.81	$35.83	$29.64	$27.88	$25.49

Total return (3)	9.48%		14.35%	24.28%	9.38%	12.50%	(4.37)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,473,011		$5,241,330	$6,031,956	$5,131,609	$3,254,544	$1,885,361
Ratio of expenses to average net assets	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	2.53	%(4)	2.91%	2.82%	2.91%	2.95%	3.05%
Portfolio turnover rate (5)	1.67%		4.70%	12.41%	3.64%	5.07%	14.41%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/14		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$82.89		$73.45	$58.54	$56.05	$53.96	$63.87

Income (loss) from investment operations:
Net investment income (1)	0.81		1.49	1.19	1.01	1.01	0.96
Net realized and unrealized gain (loss) (2)	6.13		9.43	14.91	2.55	2.15	(9.85)

Total from investment operations	6.94		10.92	16.10	3.56	3.16	(8.89)

Net equalization credits and charges (1)	0.04		0.02	0.02	0.01	(0.06)	(0.05)

Distributions to shareholders from:
Net investment income	(0.83)		(1.50)	(1.21)	(1.08)	(1.01)	(0.97)

Net asset value, end of period	$89.04		$82.89	$73.45	$58.54	$56.05	$53.96

Total return (3)	8.43%		15.02%	27.68%	6.07%	5.80%	(13.81)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$9,025,889		$7,967,582	$7,582,067	$6,276,840	$6,677,088	$5,218,998
Ratio of expenses to average net assets	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	1.89	%(4)	1.92%	1.71%	1.43%	1.80%	1.98%
Portfolio turnover rate (5)	2.60%		2.68%	5.47%	3.48%	7.68%	24.39%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/14		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$19.91		$15.59	$11.81	$14.35	$14.94	$20.09

Income (loss) from investment operations:
Net investment income (1)	0.18		0.30	0.24	0.19	0.15	0.35
Net realized and unrealized gain (loss) (2)	2.40		4.33	3.79	(2.52)	(0.58)	(5.12)

Total from investment operations	2.58		4.63	4.03	(2.33)	(0.43)	(4.77)

Net equalization credits and charges (1)	0.01		0.01	0.01	(0.01)	(0.01)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.18)		(0.32)	(0.26)	(0.20)	(0.15)	(0.38)

Net asset value, end of period	$22.32		$19.91	$15.59	$11.81	$14.35	$14.94

Total return (4)	13.09%		29.94%	34.44%	(16.57)%	(2.95)%	(23.21)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$18,648,636		$14,594,535	$7,921,429	$4,304,246	$5,378,774	$7,494,113
Ratio of expenses to average net assets	0.16	%(5)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(5)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	1.72	%(5)	1.64%	1.65%	1.25%	1.01%	2.95%
Portfolio turnover rate (6)	2.38%		3.77%	7.69%	7.07%	15.57%	16.74%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/14		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$50.59		$40.13	$31.74	$30.49	$28.72	$30.43

Income (loss) from investment operations:
Net investment income (1)	0.43		0.84	0.78	0.66	0.59	0.58
Net realized and unrealized gain (loss) (2)	7.85		10.45	8.40	1.28	1.78	(1.69)

Total from investment operations	8.28		11.29	9.18	1.94	2.37	(1.11)

Net equalization credits and charges (1)	0.02		0.01	(0.02)	(0.03)	(0.02)	(0.04)

Distributions to shareholders from:
Net investment income	(0.43)		(0.84)	(0.77)	(0.66)	(0.58)	(0.56)

Net asset value, end of period	$58.46		$50.59	$40.13	$31.74	$30.49	$28.72

Total return (3)	16.44%		28.39%	29.04%	6.19%	8.21%	(3.58)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$9,500,331		$7,479,810	$5,060,628	$4,109,777	$2,697,670	$1,979,592
Ratio of expenses to average net assets	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	1.54	%(4)	1.84%	2.15%	1.98%	1.96%	2.22%
Portfolio turnover rate (5)	1.69%		5.43%	4.70%	6.99%	4.38%	5.61%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year		Year	Year
	3/31/14		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$46.39		$36.54	$29.23	$31.28		$26.39	$30.66

Income (loss) from investment operations:
Net investment income (1)	0.49		0.91	0.80	0.69		0.60	0.67
Net realized and unrealized gain (loss) (2)	5.89		9.79	7.32	(2.05)		4.93	(4.25)

Total from investment operations	6.38		10.70	8.12	(1.36)		5.53	(3.58)

Net equalization credits and charges (1)	0.02		0.05	(0.01)	(0.00	)(3)	(0.05)	(0.01)

Distributions to shareholders from:
Net investment income	(0.48)		(0.90)	(0.80)	(0.69)		(0.59)	(0.68)

Net asset value, end of period	$52.31		$46.39	$36.54	$29.23		$31.28	$26.39

Total return (4)	13.80%		29.70%	27.84%	(4.67)%		20.94%	(11.25)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$8,896,488		$6,860,109	$3,196,212	$2,361,086		$2,919,438	$2,010,293
Ratio of expenses to average net assets	0.16	%(5)	0.17%	0.18%	0.19%		0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(5)	0.17%	0.18%	0.19%		0.20%	0.22%
Ratio of net investment income (loss) to average net assets	1.94	%(5)	2.19%	2.26%	1.96%		2.04%	2.96%
Portfolio turnover rate (6)	1.16%		6.23%	7.63%	4.01%		8.82%	9.51%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year		Year		Year
	3/31/14		Ended	Ended	Ended		Ended		Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10		9/30/09

Net asset value, beginning of period	$42.00		$36.80	$29.36	$32.79		$30.96		$33.10

Income (loss) from investment operations:
Net investment income (1)	0.49		0.98	0.75	0.76	(2)	1.08	(3)	0.64
Net realized and unrealized gain (loss) (4)	5.23		5.21	7.41	(3.30)		1.93		(2.05)

Total from investment operations	5.72		6.19	8.16	(2.54)		3.01		(1.41)

Net equalization credits and charges (1)	0.02		0.02	0.03	(0.07)		(0.13)		(0.05)

Distributions to shareholders from:
Net investment income	(0.47)		(1.01)	(0.75)	(0.82)		(1.05)		(0.68)

Net asset value, end of period	$47.27		$42.00	$36.80	$29.36		$32.79		$30.96

Total return (5)	13.69%		17.09%	28.06%	(8.45)%		9.39%		(3.85)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,047,399		$3,585,702	$2,359,724	$1,643,186		$2,095,986		$1,725,054
Ratio of expenses to average net assets	0.16	%(6)	0.17%	0.18%	0.19%		0.20%		0.22%
Ratio of expenses to average net assets before waivers	0.16	%(6)	0.17%	0.18%	0.19%		0.21%		0.22%
Ratio of net investment income (loss) to average net assets	2.17	%(6)	2.50%	2.11%	2.02	%(2)	3.35	%(3)	2.54%
Portfolio turnover rate (7)	1.00%		6.07%	11.58%	13.86%		13.98%		35.67%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (8.77)%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Weyerhauser Co.). The resulting increase to net investment income amounted to $0.52 per share and 1.61% of average net assets. If the special dividend was not received during the year ended September 30, 2010, the total return would have been 7.87%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(6)	Annualized
(7)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	For the Six
	Months Ended		Year		Year	Year	Year	Year
	3/31/14		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		9/30/13		9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$32.04		$30.83		$23.59	$23.02	$20.84	$19.83

Income (loss) from investment operations:
Net investment income (1)	0.33		0.61		0.43	0.36	0.32	0.30
Net realized and unrealized gain (loss) (2)	4.30		1.20		7.23	0.57	2.18	1.01

Total from investment operations	4.63		1.81		7.66	0.93	2.50	1.31

Net equalization credits and charges (1)	(0.01)		(0.00	)(3)	0.02	0.01	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(0.33)		(0.60)		(0.44)	(0.37)	(0.31)	(0.32)

Net asset value, end of period	$36.33		$32.04		$30.83	$23.59	$23.02	$20.84

Total return (4)	14.44%		5.99%		32.76%	3.97%	11.97%	7.01%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$12,450,303		$11,714,309		$10,679,945	$6,563,923	$4,362,802	$3,854,165
Ratio of expenses to average net assets	0.16	%(5)	0.17%		0.18%	0.19%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(5)	0.17%		0.18%	0.19%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	1.90	%(5)	1.99%		1.53%	1.41%	1.43%	1.75%
Portfolio turnover rate (6)	7.58%		3.93%		5.28%	4.95%	4.77%	7.38%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/14		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$37.36		$36.39	$33.62	$31.38	$29.31	$33.11

Income (loss) from investment operations:
Net investment income (1)	0.74		1.47	1.42	1.35	1.28	1.25
Net realized and unrealized gain (loss) (2)	4.11		1.01	2.80	2.15	2.05	(3.80)

Total from investment operations	4.85		2.48	4.22	3.50	3.33	(2.55)

Net equalization credits and charges (1)	(0.02)		(0.04)	(0.02)	0.09	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.74)		(1.47)	(1.43)	(1.35)	(1.27)	(1.26)

Net asset value, end of period	$41.45		$37.36	$36.39	$33.62	$31.38	$29.31

Total return (3)	13.03%		6.78%	12.64%	11.63%	11.64%	(7.43)%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,240,228		$5,175,145	$6,058,825	$6,641,623	$4,116,774	$2,462,725
Ratio of expenses to average net assets	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.16	%(4)	0.17%	0.18%	0.19%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	3.84	%(4)	3.93%	3.99%	4.17%	4.25%	4.49%
Portfolio turnover rate (5)	4.08%		3.53%	4.23%	3.20%	10.84%	9.63%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”) was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries that are represented by a specified market sector index (each a “Select Sector Index”). Each of the nine Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500. The Trust is comprised of the following series: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each a “Fund” or “Select Sector SPDR Fund” and collectively the “Funds” or “Select Sector SPDR Funds”). Each Fund operates as a non-diversified Fund. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specific Select Sector Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States Dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets value is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2014 and did not have any transfers between levels for the six months ended March 31, 2014.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Distributions

Each Fund declares and distributes dividends from net investment income to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

Each Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing substantially all of their net investment income and capital gains, if any, during each calendar year, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales. Net investment income per share calculations in the Financial Highlights for all years presented exclude these differences.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

For the six months ended March 31, 2014, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

The Consumer Discretionary Select Sector SPDR Fund	$664,682,267
The Consumer Staples Select Sector SPDR Fund	204,796,022
The Energy Select Sector SPDR Fund	342,095,813
The Financial Select Sector SPDR Fund	880,382,500
The Health Care Select Sector SPDR Fund	720,206,020
The Industrial Select Sector SPDR Fund	665,630,203
The Materials Select Sector SPDR Fund	247,736,909
The Technology Select Sector SPDR Fund	936,143,322
The Utilities Select Sector SPDR Fund	225,779,434

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

At September 30, 2013, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

							Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	Short Term	Long Term

The Consumer Discretionary Select Sector SPDR Fund	$9,450,752	$7,544,551	$4,343,910	$17,652,701	$44,152,294	$41,068,081	$26,728,800	$70,315,340
The Consumer Staples Select Sector SPDR Fund	23,679,427	175,734	2,872,408	—	3,835,906	7,952,209	3,415,369	74,255,458
The Energy Select Sector SPDR Fund	50,406	94,186,580	16,887,031	46,397,013	932,038,288	120,300,080	5,684,448	221,674,007
The Financial Select Sector SPDR Fund	9,961,554	10,349,660	41,633,377	423,127,850	90,041,088	5,257,095	77,820,855	110,870,746
The Health Care Select Sector SPDR Fund	7,166,786	3,362,549	1,330,406	21,726,896	29,635,140	22,933,364	12,331,845	92,726,074
The Industrial Select Sector SPDR Fund	4,968,985	7,287,655	5,756,566	15,013,076	80,582,108	27,687,839	20,547,908	108,134,753
The Materials Select Sector SPDR Fund	3,631,452	400,900	2,396,678	34,304,196	254,329,658	159,773,879	87,656,351	84,332,484
The Technology Select Sector SPDR Fund	52,407,581	149,073,403	64,942,837	121,713,434	135,090,209	61,133,352	8,383,052	261,505,024
The Utilities Select Sector SPDR Fund	2,962,529	4,942,581	—	23,780,627	83,031,840	104,752,494	10,923,602	139,072,746

During the tax year ended September 30, 2013, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

The Consumer Discretionary Select Sector SPDR Fund	$—	$997,052
The Consumer Staples Select Sector SPDR Fund	1,074,617	799,804
The Energy Select Sector SPDR Fund	—	821,860
The Financial Select Sector SPDR Fund	—	4,176,362
The Health Care Select Sector SPDR Fund	—	6,333,060
The Industrial Select Sector SPDR Fund	—	1,389,592
The Materials Select Sector SPDR Fund	—	1,867,693
The Technology Select Sector SPDR Fund	—	9,613,457
The Utilities Select Sector SPDR Fund	—	400,327

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2013, the Funds did not defer any post October losses.

For the year ended September 30, 2013, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

3.	Related Party Fees and Transactions

Adviser Fees

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (“Investment Advisory Agreement” or “Agreement”) with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services provided to each Fund under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding fee scale calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; and (iv) 0.03% of average daily net assets of the Trust on the remainder of net assets. From time to time, the Adviser may waive all or a portion of its fees. The Adviser did not waive any of its fees in the current period.

Unitary Fee

A “unitary” fee is paid by each Fund to State Street Bank and Trust Company (“State Street”) for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets of the Trust up to the next $4.5 billion of net assets; (iii) 0.03% of average daily net assets of the Trust up to the next $3.5 billion of net assets; (iv) 0.015% of average daily net assets of the Trust up to the next $10.0 billion of net assets; and (v) 0.0075% of average daily net assets of the Trust on the remainder of net assets.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the six months ended March 31, 2014, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

The Consumer Discretionary Select Sector SPDR Fund	$22,473
The Consumer Staples Select Sector SPDR Fund	12,683
The Energy Select Sector SPDR Fund	17,531
The Financial Select Sector SPDR Fund	19,655
The Health Care Select Sector SPDR Fund	10,222
The Industrial Select Sector SPDR Fund	27,940
The Materials Select Sector SPDR Fund	46,924
The Technology Select Sector SPDR Fund	55,229
The Utilities Select Sector SPDR Fund	19,026

Distributor

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective January 31, 2014, the Board has limited each Fund’s 12b-1 fee to 0.044% of its average daily net assets through at least January 30, 2015. During the period from February 1, 2012, to January 30, 2014, the fee limitation was 0.05% of each Fund’s average daily net assets.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Trustees’ Fees

Effective January 1, 2014, the Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) (each an “Independent Trustee”) an annual fee of $90,000 plus a per meeting fee of $7,000 for each regularly scheduled meeting of the Board attended by the Trustee (whether in person or telephonically) and $2,500 for each non-regularly scheduled telephonic meeting. The Chairman of the Board (who is an Independent Trustee) receives an additional fee of $30,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee members receive $4,000 per Committee meeting attended and Nominating and Governance Committee members receive $3,500 per Committee meeting attended. The Chairman of the Audit Committee also receives a $9,000 annual fee and the Chairman of the Nominating and Governance Committee also receives an annual fee of $8,000.

Prior to January 1, 2014, the Trust paid each Trustee who is not an “interested person” (as defined in the 1940 Act) (each an “Independent Trustee”) an annual fee of $88,000 plus a per meeting fee of $6,000 for each regularly scheduled meeting of the Board attended by the Trustee (whether in person or telephonically) and $2,000 for each non-regularly scheduled telephonic meeting. The Chairman of the Board (who is an Independent Trustee) received an additional fee of $28,000 per year. The Trust also reimbursed each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee members received $3,500 per Committee meeting attended and Nominating and Governance Committee members received $2,000 per Committee meeting attended. The Chairman of the Audit Committee also received an $8,000 annual fee and the Chairman of the Nominating and Governance Committee also received an annual fee of $7,000.

Additional Expenses

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust (prior to January 1, 2013 the sub-license fee per annum to S&P was equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000) and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2014, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/13	9/30/13	9/30/13	Cost	Shares	Proceeds	Shares	at 3/31/14	3/31/14	Income	Gain/(Loss)

2,672,192	$160,185,240	$175,696,624	$92,314,167	1,327,859	$74,211,686	1,072,679	2,927,372	$203,598,722	$1,494,079	$15,985,720

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at March 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income

The Consumer Discretionary Select Sector SPDR Fund	$105,808,095	$840,928,220	840,928,220	$770,447,083	770,447,083	$176,289,232	$127,312
The Consumer Staples Select Sector SPDR Fund	93,554,462	550,151,150	550,151,150	551,525,757	551,525,757	92,179,855	71,867
The Energy Select Sector SPDR Fund	59,083,134	721,142,857	721,142,857	624,853,210	624,853,210	155,372,781	99,081
The Financial Select Sector SPDR Fund	80,932,869	649,691,435	649,691,435	610,467,267	610,467,267	120,157,037	111,374
The Health Care Select Sector SPDR Fund	49,603,849	592,989,070	592,989,070	566,041,448	566,041,448	76,551,471	57,919
The Industrial Select Sector SPDR Fund	87,482,466	773,354,901	773,354,901	736,921,970	736,921,970	123,915,397	158,317
The Materials Select Sector SPDR Fund	116,104,121	468,009,860	468,009,860	447,340,846	447,340,846	136,773,135	257,982
The Technology Select Sector SPDR Fund	248,696,328	1,910,084,061	1,910,084,061	1,811,086,382	1,811,086,382	347,694,007	312,736
The Utilities Select Sector SPDR Fund	87,402,649	1,088,186,739	1,088,186,739	927,248,323	927,248,323	248,341,065	107,796

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income

The Consumer Discretionary Select Sector SPDR Fund	$6,107,218	$83,526,930	83,526,930	$83,321,098	83,321,098	$6,313,050	$4,058
The Consumer Staples Select Sector SPDR Fund	2,226,309	136,835,450	136,835,450	136,790,984	136,790,984	2,270,775	5,725
The Energy Select Sector SPDR Fund	14,105,892	110,431,721	110,431,721	116,093,079	116,093,079	8,444,534	6,081
The Financial Select Sector SPDR Fund	23,933,744	288,536,932	288,536,932	287,086,649	287,086,649	25,384,027	9,429
The Health Care Select Sector SPDR Fund	96,395	134,487,664	134,487,664	129,106,720	129,106,720	5,477,339	5,397
The Industrial Select Sector SPDR Fund	3,238,997	127,427,557	127,427,557	125,230,708	125,230,708	5,435,846	6,604
The Materials Select Sector SPDR Fund	63,598	64,160,239	64,160,239	62,881,876	62,881,876	1,341,961	2,867
The Technology Select Sector SPDR Fund	34,734,738	330,705,256	330,705,256	334,104,454	334,104,454	31,335,540	13,860
The Utilities Select Sector SPDR Fund	4,759,482	152,783,356	152,783,356	149,661,035	149,661,035	7,881,803	4,861

4.	Shareholder Transactions

Select Sector SPDR Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to defray related expenses.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2014 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$5,645,841,947	$312,030,105	$127,784,622	$184,245,483
The Consumer Staples Select Sector SPDR Fund	5,579,157,278	150,595,592	180,980,185	(30,384,593)
The Energy Select Sector SPDR Fund	9,535,711,884	216,317,759	573,592,581	(357,274,822)
The Financial Select Sector SPDR Fund	17,404,743,721	1,514,373,165	158,605,132	1,355,768,033
The Health Care Select Sector SPDR Fund	8,624,852,004	987,311,641	41,412,224	945,899,417

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Industrial Select Sector SPDR Fund	$8,545,765,197	$579,516,635	$116,670,652	$462,845,983
The Materials Select Sector SPDR Fund	5,067,750,712	368,490,697	258,677,860	109,812,837
The Technology Select Sector SPDR Fund	11,665,357,324	1,368,118,561	235,352,190	1,132,766,371
The Utilities Select Sector SPDR Fund	5,674,773,639	167,744,917	363,757,024	(196,012,107)

6.	Investment Transactions

For the six months ended March 31, 2014, the Trust had in-kind contributions, in-kind redemptions and in-kind net realized gain as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

The Consumer Discretionary Select Sector SPDR Fund	$2,861,156,144	$4,321,815,243	$664,682,267
The Consumer Staples Select Sector SPDR Fund	5,212,500,380	5,326,591,645	204,796,022
The Energy Select Sector SPDR Fund	7,534,769,542	7,022,964,345	342,095,813
The Financial Select Sector SPDR Fund	7,762,235,744	5,474,794,323	880,382,500
The Health Care Select Sector SPDR Fund	4,026,136,069	3,208,877,289	720,206,020
The Industrial Select Sector SPDR Fund	5,481,125,145	4,386,593,057	665,630,203
The Materials Select Sector SPDR Fund	2,791,860,956	1,838,130,099	247,736,909
The Technology Select Sector SPDR Fund	3,179,271,249	4,027,740,489	936,143,322
The Utilities Select Sector SPDR Fund	4,977,768,763	5,450,387,286	225,779,434

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any income equalization or cash component of the transactions.

For the six months ended March 31, 2014, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

The Consumer Discretionary Select Sector SPDR Fund	$186,319,781	$189,887,074
The Consumer Staples Select Sector SPDR Fund	101,894,477	104,978,603
The Energy Select Sector SPDR Fund	222,038,138	217,523,460
The Financial Select Sector SPDR Fund	405,393,869	389,888,070
The Health Care Select Sector SPDR Fund	146,598,179	151,597,111
The Industrial Select Sector SPDR Fund	98,508,125	102,442,856
The Materials Select Sector SPDR Fund	36,808,023	37,031,800
The Technology Select Sector SPDR Fund	949,023,164	945,251,251
The Utilities Select Sector SPDR Fund	205,866,994	208,836,039

7.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 102% of the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security on loan due to market fluctuation of security values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

market value of the securities which are the subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities and Schedule of Investments. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2014 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at October 1, 2013 and held for the six months ended March 31, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/13 to
	Ratio	10/1/13	3/31/14	3/31/14

Actual
The Consumer Discretionary Select Sector SPDR Fund	0.16%	$1,000	$1,076.00	$0.83
The Consumer Staples Select Sector SPDR Fund	0.16%	$1,000	$1,094.80	$0.84
The Energy Select Sector SPDR Fund	0.16%	$1,000	$1,084.30	$0.83
The Financial Select Sector SPDR Fund	0.16%	$1,000	$1,130.90	$0.85
The Health Care Select Sector SPDR Fund	0.16%	$1,000	$1,164.40	$0.86
The Industrial Select Sector SPDR Fund	0.16%	$1,000	$1,138.00	$0.85
The Materials Select Sector SPDR Fund	0.16%	$1,000	$1,136.90	$0.85
The Technology Select Sector SPDR Fund	0.16%	$1,000	$1,144.40	$0.86
The Utilities Select Sector SPDR Fund	0.16%	$1,000	$1,130.30	$0.85
Hypothetical (assuming a 5% return before expenses)
The Consumer Discretionary Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/13 to
	Ratio	10/1/13	3/31/14	3/31/14

The Consumer Staples Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Energy Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Financial Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Health Care Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Industrial Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Materials Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Technology Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81
The Utilities Select Sector SPDR Fund	0.16%	$1,000	$1,024.13	$0.81

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (732-8673) or (ii) on the website of the Securities and Exchange Commission (“SEC”), at www.sec.gov.

Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number above (toll free), on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information in the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (732-8673).

Approval of Continuation of Advisory Agreement

At an in-person meeting held on November 13, 2013 (the “Meeting”), the Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”), dated December 1, 2003, as amended as of February 1, 2011, between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the nine series of the Trust (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately on October 9, 2013 with their independent legal counsel to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. This meeting was preceded by a presentation by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the meeting, the Independent Trustees requested certain clarifications to the materials provided. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust’s securities transactions, and for furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate State Street Global Advisors (“SSgA”), with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of high quality, and could be expected to remain so.

Investment Performance of the Funds

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the Meeting and at the October 9, 2013 special meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were among the lowest of all of their direct competitors, and had been trending even lower. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

Profitability to the Adviser and its Affiliates

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees had been provided with data on the Funds’ profitability to the Adviser for each of the preceding five years through a recent date, as well as data on the Trust’s profitability to State Street for the same periods, together in both cases with profitability estimates for the coming year at several hypothetical asset levels. The Trustees also had been provided with information from both the Adviser and State Street discussing the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the October 9, 2013 meeting and the Meeting with representatives of the Adviser and State Street, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.

Other Benefits to the Adviser or its Affiliates

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that an affiliate of the Adviser serves the Trust as Administrator, Transfer Agent and Custodian, as well as Securities Lending Agent. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser’s affiliate receives from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not such as to render the Adviser’s fees excessive.

Economies of Scale

On the basis of their discussions with management and their analysis of information provided at and prior to the Meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules, and that the Adviser had agreed to amend the Agreement effective February 1, 2011, to add a breakpoint at $30 billion of .035% and a breakpoint at $50 billion of .03%.

In addition, the Independent Trustees noted that, effective February 1, 2011, State Street had agreed to amend its agreements as Administrator, Transfer Agent and Custodian for the Trust to add a breakpoint on Trust assets over $22.5 billion of .01%, and to voluntarily waive one-quarter of its fee on Trust assets over $22.5 billion, so that the effective fee on Trust assets over $22.5 billion was .0075%. The Independent Trustees noted that, in connection with their annual review of the agreements with State Street in 2011, State Street had agreed to the request of the Independent Trustees to amend the contracts effective February 1, 2012 to change the fee thereafter on Trust assets over $22.5 billion from .01% to .0075%.

Comparison of Fees and Expense Ratios

In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1) data for all domestic ETFs tracking broad-based sector indexes and (2) data obtained from a Lipper database of peer sector funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases a Fund’s advisory fee, which covered only advisory services, would be misleadingly low relative to its competitors’. The Trustees then reviewed expense ratios and noted that the overall expense ratio of each Fund was among the lowest of its domestic sector ETF peers, but also noted that each Fund continued to be significantly larger than all of its ETF sector peers. The Independent Trustees noted that this had prompted them to request, in connection with their 2010 annual review of the Agreement and contracts with the Adviser’s affiliate, State Street, that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and that the Adviser and State Street had agreed to changes to the fee schedules for the benefit of shareholders, effective February 1, 2011, as noted above. The Trustees noted that

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

at current assets levels, shareholders are benefiting from these breakpoints. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.

Conclusion

The Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, approved the continuance of the Agreement, as amended as discussed above, after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees shared economies of scale with the Funds.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is distributor for all investment portfolios of The Select Sector SPDR Trust.

Trustees
Cheryl Burgermeister
George R. Gaspari, Chairman
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

Officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew Flaherty, Assistant Treasurer
Laura Dell, Assistant Treasurer
Jesse D. Hallee, Secretary
David James, Assistant Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer

Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Distributor
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

The Select Sector SPDR Trust is distributed by ALPS Portfolio Solutions Distributor, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

SPDR SS SAR

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SPDR SS SAR

Item 2. Code of Ethics
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the registrant is included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
     (3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE SELECT SECTOR SPDR® TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 5, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 5, 2014

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 5, 2014